UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21038

MLIG Variable Insurance Trust
(Exact name of registrant as specified in charter)

1700 Merrill Lynch Drive, Pennington, NJ 08534
(Address of principal executive offices) (Zip code)

Michelle H. Rhee
Bank of America
One Financial Center
Boston, MA 02110
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 617-772-3278

Date of fiscal year end: December 31

Date of reporting period: January 1, 2009 to September 30, 2009

Item 1. Schedule of Investments.

The Trust’s Schedule of Investments as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.4%
Consumer Discretionary—15.2%
Automobiles—1.2%
Ford Motor Co.*	4,934	$35,574
Hotels, Restaurants & Leisure—2.4%
Carnival Corp.	1,341	44,628
Marriott International, Inc. (Class A)	1,111	30,653
		75,281
Household Durables—0.9%
Pulte Homes, Inc.	2,505	27,530
Media—1.5%
Omnicom Group, Inc.	582	21,499
Time Warner Cable, Inc.*	280	12,065
Time Warner, Inc.	434	12,491
		46,055
Multiline Retail—5.6%
J.C. Penney Co., Inc.	975	32,906
Kohl's Corp.*	1,032	58,876
Target Corp.	1,754	81,877
		173,659
Specialty Retail—3.6%
Best Buy Co., Inc.	546	20,486
Home Depot, Inc.	1,069	28,478
J. Crew Group, Inc.*	815	29,193
Lowe's Cos., Inc.	1,487	31,138
		109,295
Total Consumer Discretionary		467,394

Consumer Staples—4.5%
Beverages—1.1%
Coca-Cola Enterprises, Inc.	1,580	33,828
Food & Staples Retailing—2.0%
Kroger Co. (The)	2,370	48,917
Wal-Mart Stores, Inc.	294	14,432
		63,349
Food Products—1.4%
Kraft Foods, Inc. (Class A)	1,619	42,531
Total Consumer Staples		139,708

Energy—12.8%
Energy Equipment & Services—3.9%
Halliburton Co.	1,655	44,884
Schlumberger Ltd.	1,267	75,513
		120,397
Oil, Gas & Consumable Fuels—8.9%
Chevron Corp.	868	61,133
ConocoPhillips	335	15,129
Devon Energy Corp.	195	13,129
El Paso Corp.	2,380	24,562
EOG Resources, Inc.	272	22,715
Exxon Mobil Corp.	733	50,291
Hess Corp.	513	27,425
Marathon Oil Corp.	487	15,535
Occidental Petroleum Corp.	261	20,462
Petroleo Brasileiro SA, ADR	170	7,803
XTO Energy, Inc.	396	16,363
		274,547
Total Energy		394,944

Financials—32.0%
Capital Markets—11.9%
Bank of New York Mellon Corp. (The)	2,872	83,259
Franklin Resources, Inc.	749	75,349
Goldman Sachs Group, Inc. (The)	676	124,621
Morgan Stanley	1,509	46,598
State Street Corp.	718	37,767
		367,594
Commercial Banks—11.1%
BB&T Corp.	1,396	38,027
M&T Bank Corp.	572	35,647
PNC Financial Services Group, Inc.	1,170	56,850
Regions Financial Corp.	950	5,899
SunTrust Banks, Inc.	1,869	42,146
Wells Fargo & Co.	4,431	124,866
Zions Bancorporation	2,138	38,420
		341,855
Diversified Financial Services—6.0%
JPMorgan Chase & Co.	3,624	158,804
Moody's Corp.	1,267	25,923
		184,727
Insurance—2.2%
AON Corp.	1,167	47,485
MetLife, Inc.	493	18,769
		66,254
Real Estate Investment Trusts (REITs)—0.8%
Annaly Capital Management, Inc. REIT	1,296	23,509
Total Financials		983,939

Health Care—12.7%
Biotechnology—2.0%
Amgen, Inc.*	1,044	62,880
Health Care Equipment & Supplies—3.8%
Boston Scientific Corp.*	7,241	76,682
Covidien plc	924	39,973
		116,655
Health Care Providers & Services—0.9%
UnitedHealth Group, Inc.	1,073	26,868
Pharmaceuticals—6.0%
Abbott Laboratories	748	37,004
Allergan, Inc.	332	18,844
Johnson & Johnson	649	39,518
Merck & Co., Inc.	697	22,046
Teva Pharmaceutical Industries Ltd., ADR	1,333	67,396
		184,808
Total Health Care		391,211

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Large Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Industrials—10.2%
Airlines—2.3%
Delta Air Lines, Inc.*	7,924	$70,999
Building Products—0.7%
Masco Corp.	1,690	21,835
Electrical Equipment—0.4%
Emerson Electric Co.	315	12,625
Industrial Conglomerates—1.8%
General Electric Co.	3,432	56,353
Machinery—2.3%
Caterpillar, Inc.	508	26,076
Eaton Corp.	792	44,819
		70,895
Road & Rail—2.7%
Canadian National Railway Co.	428	20,968
Hertz Global Holdings, Inc.*	5,563	60,247
		81,215
Total Industrials		313,922

Information Technology—3.7%
Computers & Peripherals—1.1%
Hewlett-Packard Co.	690	32,575
Semiconductors & Semiconductor Equipment—0.7%
Intel Corp.	1,158	22,662
Software—1.9%
Adobe Systems, Inc.*	620	20,485
Oracle Corp.	1,854	38,637
		59,122
Total Information Technology		114,359

Materials—1.8%
Chemicals—1.2%
Dow Chemical Co. (The)	572	14,912
Praxair, Inc.	277	22,628
		37,540
Metals & Mining—0.6%
Barrick Gold Corp.	423	16,032
Total Materials		53,572

Telecommunication Services—2.2%
Diversified Telecommunication Services—2.2%
AT&T, Inc.	1,441	38,921
Verizon Communications, Inc.	950	28,757
Total Telecommunication Services		67,678

Utilities—1.3%
Electric Utilities—0.8%
Progress Energy, Inc.	636	24,842
Multi-Utilities—0.5%
PG&E Corp.	374	15,143
Total Utilities		39,985

Total Common Stocks
(Cost—$2,808,228)		2,966,712

	Principal
	Amount	Value
Short-Term Securities—0.9%
Repurchase Agreement**—0.9%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $27,722
(Cost—$27,722)	$27,722	$27,722
Total Investments—97.3%
(Cost $2,835,950)		2,994,434
Other Assets Less Liabilities—2.7%		83,350
Net Assets—100.0%		$3,077,784
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.0%
Consumer Discretionary—7.8%
Automobiles—1.3%
Harley-Davidson, Inc.	560	$12,880
Diversified Consumer Services—0.8%
H&R Block, Inc.	400	7,352
Media—5.0%
Comcast Corp. (Class A)	1,280	20,582
Grupo Televisa SA, ADR	590	10,968
News Corp. (Class A)	1,360	16,307
		47,857
Specialty Retail—0.7%
Bed Bath & Beyond, Inc.*	165	6,194
Total Consumer Discretionary		74,283

Consumer Staples—13.7%
Beverages—1.9%
Diageo plc, ADR	300	18,447
Food & Staples Retailing—8.7%
Costco Wholesale Corp.	940	53,073
CVS Caremark Corp.	845	30,200
		83,273
Household Products—1.9%
Procter & Gamble Co. (The)	310	17,955
Tobacco—1.2%
Philip Morris International, Inc.	230	11,210
Total Consumer Staples		130,885

Energy—18.2%
Energy Equipment & Services—1.2%
Transocean Ltd.*	134	11,461
Oil, Gas & Consumable Fuels—17.0%
Canadian Natural Resources Ltd.	410	27,548
ConocoPhillips	150	6,774
Devon Energy Corp.	530	35,685
EOG Resources, Inc.	430	35,909
Occidental Petroleum Corp.	730	57,232
		163,148
Total Energy		174,609

Financials—30.0%
Capital Markets—3.1%
Ameriprise Financial, Inc.	240	8,719
Bank of New York Mellon Corp. (The)	730	21,163
		29,882
Commercial Banks—5.3%
Wells Fargo & Co.	1,800	50,724
Consumer Finance—4.2%
American Express Co.	1,190	40,341
Diversified Financial Services—3.8%
JPMorgan Chase & Co.	650	28,483
Moody's Corp.	360	7,366
		35,849
Insurance—13.6%
Berkshire Hathaway, Inc. (Class B)*	18	59,814
Loews Corp.	880	30,140
Progressive Corp. (The)*	1,510	25,036
Transatlantic Holdings, Inc.	310	15,552
		130,542
Total Financials		287,338

Health Care—10.1%
Health Care Equipment & Supplies—1.1%
Becton Dickinson and Co.	130	9,067
CareFusion Corp.*	90	1,962
		11,029
Health Care Providers & Services—2.2%
Cardinal Health, Inc.	250	6,700
Express Scripts, Inc.*	60	4,655
UnitedHealth Group, Inc.	380	9,515
		20,870
Pharmaceuticals—6.8%
Johnson & Johnson	320	19,485
Merck & Co., Inc.	380	12,019
Pfizer, Inc.	610	10,096
Schering-Plough Corp.	820	23,165
		64,765
Total Health Care		96,664

Industrials—2.8%
Commercial Services & Supplies—2.3%
Iron Mountain, Inc.*	825	21,994
Industrial Conglomerates—0.5%
Tyco International, Ltd.	145	5,000
Total Industrials		26,994

Information Technology—10.1%
Computers & Peripherals—1.9%
Hewlett-Packard Co.	390	18,412
Electronic Equipment, Instruments & Components—1.5%
Agilent Technologies, Inc.*	520	14,472
Internet Software & Services—1.9%
Google, Inc. (Class A)*	36	17,851
Semiconductors & Semiconductor Equipment—2.6%
Texas Instruments, Inc.	1,040	24,637
Software—2.2%
Microsoft Corp.	830	21,489
Total Information Technology		96,861

Materials—3.3%
Construction Materials—0.8%
Vulcan Materials Co.	140	7,570
Containers & Packaging—2.5%
Sealed Air Corp.	1,210	23,752
Total Materials		31,322

Total Common Stocks
(Cost—$977,261)		918,956

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Davis Large Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—5.9%
Repurchase Agreement**—5.9%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $56,791
(Cost—$56,791)	$56,791	$56,791
Total Investments—101.9%
(Cost $1,034,052)		975,747
Liabilities in Excess of Other Assets—(1.9)%		(18,421)
Net Assets—100.0%		$957,326
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—93.0%
Consumer Discretionary—2.8%
Hotels, Restaurants & Leisure—1.7%
McDonald's Corp.	1,210	$69,055
Textiles, Apparel & Luxury Goods—1.1%
VF Corp.	615	44,544
Total Consumer Discretionary		113,599

Consumer Staples—13.3%
Beverages—2.7%
Coca-Cola Co. (The)	935	50,209
Diageo plc, ADR	980	60,260
		110,469
Food & Staples Retailing—1.1%
Wal-Mart Stores, Inc.	900	44,181
Food Products—2.6%
General Mills, Inc.	485	31,224
Unilever NV (NY Reg Shares)	2,630	75,902
		107,126
Household Products—4.2%
Clorox Co.	870	51,173
Kimberly-Clark Corp.	800	47,184
Procter & Gamble Co. (The)	1,270	73,559
		171,916
Tobacco—2.7%
Lorillard, Inc.	520	38,636
Philip Morris International, Inc.	1,470	71,648
		110,284
Total Consumer Staples		543,976

Energy—18.1%
Energy Equipment & Services—2.7%
Diamond Offshore Drilling, Inc.	480	45,850
Halliburton Co.	970	26,306
Schlumberger Ltd.	690	41,124
		113,280
Oil, Gas & Consumable Fuels—15.4%
BP plc, ADR	760	40,455
Cameco Corp.	1,610	44,758
Chevron Corp.	1,290	90,855
ConocoPhillips	860	38,838
Consol Energy, Inc.	730	32,930
Enbridge, Inc.	890	34,532
Exxon Mobil Corp.	1,730	118,695
Marathon Oil Corp.	1,350	43,065
Occidental Petroleum Corp.	940	73,696
Peabody Energy Corp.	800	29,776
Total SA, ADR	1,420	84,149
		631,749
Total Energy		745,029

Financials—13.1%
Commercial Banks—5.9%
Bank of Nova Scotia	1,150	52,417
Royal Bank of Canada	625	33,481
U.S. Bancorp	2,235	48,857
Wells Fargo & Co.	3,860	108,775
		243,530
Diversified Financial Services—3.9%
JPMorgan Chase & Co.	3,700	162,134
Insurance—3.3%
Chubb Corp.	1,000	50,410
Travelers Cos., Inc. (The)	1,700	83,691
		134,101
Total Financials		539,765

Health Care—6.3%
Pharmaceuticals—6.3%
Abbott Laboratories	1,000	49,470
Bristol-Myers Squibb Co.	2,895	65,195
Johnson & Johnson	570	34,707
Merck & Co., Inc.	1,060	33,528
Pfizer, Inc.	2,100	34,755
Wyeth	820	39,836
Total Health Care		257,491

Industrials—11.4%
Aerospace & Defense—5.7%
General Dynamics Corp.	710	45,866
Northrop Grumman Corp.	700	36,225
Raytheon Co.	1,520	72,914
United Technologies Corp.	1,300	79,209
		234,214
Industrial Conglomerates—2.5%
3M Co.	615	45,387
General Electric Co.	3,580	58,784
		104,171
Machinery—2.2%
Caterpillar, Inc.	840	43,117
Deere & Co.	1,120	48,071
		91,188
Road & Rail—1.0%
Canadian National Railway Co.	790	38,702
Total Industrials		468,275

Information Technology—3.8%
Computers & Peripherals—2.9%
Hewlett-Packard Co.	1,210	57,124
International Business Machines Corp.	520	62,197
		119,321
Semiconductors & Semiconductor Equipment—0.9%
Intel Corp.	1,975	38,651
Total Information Technology		157,972

Materials—9.7%
Chemicals—3.1%
E.I. Du Pont de Nemours & Co.	2,140	68,780
Praxair, Inc.	740	60,450
		129,230
Metals & Mining—4.8%
BHP Billiton Ltd., ADR	1,935	127,730
Nucor Corp.	630	29,616
Rio Tinto plc, ADR	225	38,315
		195,661
Paper & Forest Products—1.8%
MeadWestvaco Corp.	1,570	35,027

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Equity Dividend Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Weyerhaeuser Co.	1,020	$37,383
		72,410
Total Materials		397,301

Telecommunication Services—5.3%
Diversified Telecommunication Services—4.4%
AT&T, Inc.	2,725	73,602
Verizon Communications, Inc.	3,510	106,248
		179,850
Wireless Telecommunication Services—0.9%
Vodafone Group plc, ADR	1,620	36,450
Total Telecommunication Services		216,300

Utilities—9.2%
Electric Utilities—6.1%
Exelon Corp.	950	47,139
FirstEnergy Corp.	880	40,234
FPL Group, Inc.	1,180	65,171
Northeast Utilities	1,140	27,064
PPL Corp.	840	25,485
Southern Co.	1,480	46,872
		251,965
Gas Utilities—0.8%
EQT Corp.	790	33,654
Multi-Utilities—2.3%
Dominion Resources, Inc.	1,680	57,960
Public Service Enterprise Group, Inc.	1,145	35,999
		93,959
Total Utilities		379,578

Total Common Stocks
(Cost—$4,140,300)		3,819,286

	Principal
	Amount	Value
Short-Term Securities—7.0%
Repurchase Agreement**—7.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $285,561
(Cost—$285,560)	$285,560	285,560
Total Investments—100.0%
(Cost $4,425,860)		4,104,846
Other Assets Less Liabilities—0.0%		1,136
Net Assets—100.0%		$4,105,982
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—96.5%
Consumer Discretionary—7.3%
Hotels, Restaurants & Leisure—3.2%
McDonald's Corp.	644	$36,753
Media—2.3%
McGraw-Hill Cos., Inc. (The)	324	8,145
News Corp. (Class A)	1,519	18,213
		26,358
Multiline Retail—1.8%
Target Corp.	434	20,259
Total Consumer Discretionary		83,370

Consumer Staples—29.0%
Beverages—8.7%
Coca-Cola Co. (The)	955	51,283
Fomento Economico Mexicano SAB de CV, ADR	380	14,459
PepsiCo, Inc.	580	34,023
		99,765
Food & Staples Retailing—4.9%
Walgreen Co.	896	33,573
Wal-Mart Stores, Inc.	466	22,876
		56,449
Food Products—2.8%
Nestle SA, ADR (Registered)	747	31,890
Household Products—3.6%
Procter & Gamble Co. (The)	716	41,471
Personal Products—1.0%
Estee Lauder Cos., Inc. (The) (Class A)	330	12,236
Tobacco—8.0%
Altria Group, Inc.	1,463	26,056
Philip Morris International, Inc.	1,343	65,458
		91,514
Total Consumer Staples		333,325

Energy—21.0%
Energy Equipment & Services—1.9%
Halliburton Co.	407	11,038
Transocean Ltd.*	133	11,375
		22,413
Oil, Gas & Consumable Fuels—19.1%
Chevron Corp.	489	34,440
ConocoPhillips	549	24,793
Exxon Mobil Corp.	1,044	71,629
Occidental Petroleum Corp.	230	18,032
Patriot Coal Corp.*	52	611
Peabody Energy Corp.	248	9,231
Royal Dutch Shell plc (Class A), ADR	541	30,940
Total SA, ADR	500	29,630
		219,306
Total Energy		241,719

Financials—4.8%
Capital Markets—0.9%
Franklin Resources, Inc.	100	10,060
Commercial Banks—1.7%
HSBC Holdings plc, ADR	344	19,728
Diversified Financial Services—2.2%
JPMorgan Chase & Co.	580	25,416
Total Financials		55,204

Health Care—13.5%
Health Care Equipment & Supplies—2.9%
Becton Dickinson and Co.	100	6,975
Intuitive Surgical, Inc.*	50	13,113
Medtronic, Inc.	359	13,211
		33,299
Pharmaceuticals—10.6%
Abbott Laboratories	679	33,590
Johnson & Johnson	871	53,035
Merck & Co., Inc.	595	18,820
Novo Nordisk A/S, ADR	250	15,737
		121,182
Total Health Care		154,481

Industrials—5.2%
Aerospace & Defense—2.8%
General Dynamics Corp.	190	12,274
United Technologies Corp.	327	19,924
		32,198
Industrial Conglomerates—1.5%
General Electric Co.	1,069	17,553
Machinery—0.9%
Caterpillar, Inc.	205	10,523
Total Industrials		60,274

Information Technology—12.5%
Communications Equipment—2.6%
Cisco Systems, Inc.*	604	14,218
QUALCOMM, Inc.	348	15,653
		29,871
Computers & Peripherals—3.3%
Apple, Inc.*	205	38,001
IT Services—1.4%
Automatic Data Processing, Inc.	396	15,563
Semiconductors & Semiconductor Equipment—3.1%
Intel Corp.	770	15,069
Microchip Technology, Inc.	236	6,254
Texas Instruments, Inc.	625	14,806
		36,129
Software—2.1%
Microsoft Corp.	917	23,741
Total Information Technology		143,305

Materials—1.5%
Chemicals—1.5%
Praxair, Inc.	210	17,155
Utilities—1.7%
Electric Utilities—1.7%
Entergy Corp.	130	10,382

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Fayez Sarofim Large Cap Core Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Exelon Corp.	180	$8,932
Total Utilities		19,314

Total Common Stocks
(Cost—$1,130,408)		1,108,147

	Principal
	Amount	Value
Short-Term Securities—2.9%
Repurchase Agreement**—2.9%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $32,898
(Cost—$32,898)	$32,898	32,898
Total Investments—99.4%
(Cost $1,163,306)		1,141,045
Other Assets Less Liabilities—0.6%		6,858
Net Assets—100.0%		$1,147,903
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—101.6%
Consumer Discretionary—9.3%
Auto Components—1.7%
Johnson Controls, Inc.	400	$10,224
Automobiles—1.8%
Toyota Motor Corp., ADR	140	11,000
Household Durables—1.0%
D.R. Horton, Inc.	545	6,219
Internet & Catalog Retail—2.2%
Amazon.com, Inc.*	145	13,537
Media—1.4%
Walt Disney Co. (The)	305	8,375
Textiles, Apparel & Luxury Goods—1.2%
Polo Ralph Lauren Corp.	95	7,279
Total Consumer Discretionary		56,634

Consumer Staples—8.0%
Food & Staples Retailing—2.7%
Costco Wholesale Corp.	285	16,091
Food Products—1.4%
General Mills, Inc.	135	8,692
Household Products—2.3%
Procter & Gamble Co. (The)	240	13,901
Personal Products—1.6%
Estee Lauder Cos., Inc. (The) (Class A)	265	9,826
Total Consumer Staples		48,510

Energy—14.9%
Energy Equipment & Services—4.4%
National Oilwell Varco, Inc.*	315	13,586
Schlumberger Ltd.	220	13,112
		26,698
Oil, Gas & Consumable Fuels—10.5%
Apache Corp.	125	11,479
Cameco Corp.	355	9,869
Consol Energy, Inc.	160	7,217
Denbury Resources, Inc.*	890	13,466
EOG Resources, Inc.	80	6,681
Occidental Petroleum Corp.	190	14,896
		63,608
Total Energy		90,306

Financials—8.0%
Capital Markets—5.5%
Charles Schwab Corp. (The)	635	12,160
Goldman Sachs Group, Inc. (The)	59	10,877
TD Ameritrade Holding Corp.*	510	10,006
		33,043
Diversified Financial Services—2.5%
JPMorgan Chase & Co.	165	7,230
NASDAQ OMX Group, Inc. (The)*	380	7,999
		15,229
Total Financials		48,272

Health Care—11.9%
Biotechnology—1.5%
Gilead Sciences, Inc.*	190	8,850
Health Care Equipment & Supplies—2.9%
Alcon, Inc.	45	6,240
Baxter International, Inc.	205	11,687
		17,927
Health Care Providers & Services—1.5%
Medco Health Solutions, Inc.*	170	9,403
Life Sciences Tools & Services—6.0%
Illumina, Inc.*	505	21,463
QIAGEN NV*	280	5,958
Thermo Fisher Scientific, Inc.*	200	8,734
		36,155
Total Health Care		72,335

Industrials—13.7%
Aerospace & Defense—0.9%
Lockheed Martin Corp.	71	5,543
Air Freight & Logistics—1.0%
United Parcel Service, Inc. (Class B)	110	6,212
Construction & Engineering—3.6%
Fluor Corp.	165	8,390
Shaw Group, Inc. (The)*	420	13,478
		21,868
Electrical Equipment—1.4%
ABB Ltd., ADR*	420	8,417
Machinery—6.0%
Cummins, Inc.	202	9,051
Danaher Corp.	90	6,059
Illinois Tool Works, Inc.	235	10,037
PACCAR, Inc.	290	10,936
		36,083
Road & Rail—0.8%
Union Pacific Corp.	80	4,668
Total Industrials		82,791

Information Technology—22.6%
Communications Equipment—4.5%
Juniper Networks, Inc.*	315	8,511
QUALCOMM, Inc.	415	18,667
		27,178
Computers & Peripherals—4.5%
Apple, Inc.*	80	14,830
NetApp, Inc.*	470	12,539
		27,369
IT Services—2.4%
Accenture plc (Class A)	160	5,963
Visa, Inc. (Class A)	125	8,639
		14,602
Semiconductors & Semiconductor Equipment—3.6%
Altera Corp.	720	14,767
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	670	7,343
		22,110

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/AllianceBernstein Large Cap Core Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Software—7.6%
Activision Blizzard, Inc.*	745	$9,231
Red Hat, Inc.*	585	16,170
Salesforce.com, Inc.*	225	12,809
VMware, Inc. (Class A)*	190	7,632
		45,842
Total Information Technology		137,101

Materials—9.5%
Chemicals—3.2%
Air Products & Chemicals, Inc.	160	12,413
Monsanto Co.	93	7,198
		19,611
Metals & Mining—6.3%
Barrick Gold Corp.	335	12,697
Freeport-McMoRan Copper & Gold, Inc.	230	15,780
Nucor Corp.	205	9,637
		38,114
Total Materials		57,725

Telecommunication Services—1.6%
Diversified Telecommunication Services—1.6%
Verizon Communications, Inc.	320	9,687
Utilities—2.1%
Electric Utilities—0.9%
Exelon Corp.	115	5,706
Multi-Utilities—1.2%
Sempra Energy	142	7,073
Total Utilities		12,779
Total Common Stocks
(Cost—$502,921)		616,140

	Principal
	Amount	Value
Short-Term Securities—0.8%
Repurchase Agreement**—0.8%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $4,928
(Cost—$4,928)	$4,928	4,928
Total Investments—102.4%
(Cost $507,849)		621,068
Liabilities in Excess of Other Assets—(2.4)%		(14,821)
Net Assets—100.0%		$606,247
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.8%
Consumer Discretionary—11.5%
Media—2.2%
Walt Disney Co. (The)	2,200	$60,412
Multiline Retail—1.9%
Kohl's Corp.*	920	52,486
Specialty Retail—2.1%
Staples, Inc.	2,500	58,050
Textiles, Apparel & Luxury Goods—5.3%
Coach, Inc.	2,245	73,905
NIKE, Inc. (Class B)	1,090	70,523
		144,428
Total Consumer Discretionary		315,376

Consumer Staples—11.1%
Beverages—3.9%
PepsiCo, Inc.	1,825	107,054
Food & Staples Retailing—2.2%
Walgreen Co.	1,595	59,765
Household Products—3.1%
Procter & Gamble Co. (The)	1,460	84,563
Personal Products—1.9%
Estee Lauder Cos., Inc. (The) (Class A)	1,400	51,912
Total Consumer Staples		303,294

Energy—5.0%
Energy Equipment & Services—1.5%
Halliburton Co.	1,510	40,951
Oil, Gas & Consumable Fuels—3.5%
Apache Corp.	560	51,425
XTO Energy, Inc.	1,095	45,245
		96,670
Total Energy		137,621

Financials—5.5%
Capital Markets—1.9%
State Street Corp.	1,000	52,600
Commercial Banks—2.0%
U.S. Bancorp	2,500	54,650
Consumer Finance—1.6%
American Express Co.	1,320	44,748
Total Financials		151,998

Health Care—19.1%
Biotechnology—5.8%
Celgene Corp.*	1,200	67,080
Gilead Sciences, Inc.*	1,950	90,831
		157,911
Health Care Equipment & Supplies—5.2%
Baxter International, Inc.	1,380	78,674
St. Jude Medical, Inc.*	1,640	63,976
		142,650
Health Care Providers & Services—1.9%
Express Scripts, Inc.*	675	52,367
Life Sciences Tools & Services—2.6%
Thermo Fisher Scientific, Inc.*	1,620	70,746
Pharmaceuticals—3.6%
Abbott Laboratories	2,005	99,187
Total Health Care		522,861

Industrials—12.5%
Aerospace & Defense—4.4%
ITT Corp.	910	47,457
United Technologies Corp.	1,210	73,725
		121,182
Electrical Equipment—6.2%
Cooper Industries plc (Class A)	1,315	49,405
Emerson Electric Co.	1,680	67,334
Rockwell Automation, Inc.	1,233	52,526
		169,265
Road & Rail—1.9%
Union Pacific Corp.	885	51,639
Total Industrials		342,086

Information Technology—30.8%
Communications Equipment—7.7%
Cisco Systems, Inc.*	5,235	123,232
QUALCOMM, Inc.	1,940	87,261
		210,493
Computers & Peripherals—6.5%
EMC Corp.*	3,015	51,376
International Business Machines Corp.	1,050	125,590
		176,966
Internet Software & Services—4.4%
Google, Inc. (Class A)*	245	121,484
IT Services—2.0%
Western Union Co. (The)	2,925	55,341
Semiconductors & Semiconductor Equipment—5.5%
Broadcom Corp. (Class A)*	2,255	69,206
Intel Corp.	4,100	80,237
		149,443
Software—4.7%
Microsoft Corp.	5,000	129,450
Total Information Technology		843,177

Materials—4.3%
Chemicals—2.2%
Monsanto Co.	775	59,985
Metals & Mining—2.1%
BHP Billiton Ltd., ADR	875	57,759
Total Materials		117,744

Total Investments—99.8%
(Cost $2,555,779)		2,734,157
Other Assets Less Liabilities—0.2%		6,083
Net Assets—100.0%		$2,740,240

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Santa Barbara Conservative Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)
____________________

*    Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—82.8%
Consumer Discretionary—9.4%
Hotels, Restaurants & Leisure—5.1%
McDonald's Corp.	3,560	$203,169
Yum! Brands, Inc.	3,128	105,601
		308,770
Internet & Catalog Retail—1.0%
Amazon.com, Inc.*	633	59,097
Media—0.4%
DIRECTV Group, Inc. (The)*	846	23,333
Specialty Retail—0.9%
Advance Auto Parts, Inc.	1,335	52,439
Textiles, Apparel & Luxury Goods—2.0%
NIKE, Inc. (Class B)	1,874	121,248
Total Consumer Discretionary		564,887

Consumer Staples—0.4%
Food & Staples Retailing—0.4%
CVS Caremark Corp.	636	22,731
Energy—8.0%
Energy Equipment & Services—5.5%
National Oilwell Varco, Inc.*	2,609	112,526
Transocean Ltd.*	2,548	217,930
		330,456
Oil, Gas & Consumable Fuels—2.5%
Petroleo Brasileiro SA, ADR	2,832	129,989
XTO Energy, Inc.	463	19,131
		149,120
Total Energy		479,576

Financials—17.8%
Capital Markets—3.5%
Goldman Sachs Group, Inc. (The)	1,137	209,606
Commercial Banks—8.1%
HSBC Holdings plc, ADR	1,900	108,965
Itau Unibanco Holding SA, ADR	4,300	86,645
U.S. Bancorp	3,423	74,827
Wells Fargo & Co.	7,546	212,646
		483,083
Consumer Finance—2.3%
American Express Co.	4,048	137,227
Diversified Financial Services—3.9%
JPMorgan Chase & Co.	5,401	236,672
Total Financials		1,066,588

Health Care—5.3%
Biotechnology—1.3%
Gilead Sciences, Inc.*	1,706	79,465
Pharmaceuticals—4.0%
Abbott Laboratories	3,354	165,922
Merck & Co., Inc.	2,404	76,039
		241,961
Total Health Care		321,426

Industrials—7.0%
Aerospace & Defense—3.2%
General Dynamics Corp.	2,937	189,730
Road & Rail—3.8%
Norfolk Southern Corp.	1,555	67,036
Union Pacific Corp.	2,793	162,972
		230,008
Total Industrials		419,738

Information Technology—23.5%
Communications Equipment—4.1%
Juniper Networks, Inc.*	1,716	46,366
QUALCOMM, Inc.	4,506	202,680
		249,046
Computers & Peripherals—6.0%
Apple, Inc.*	1,125	208,542
International Business Machines Corp.	1,251	149,632
		358,174
Internet Software & Services—5.9%
Baidu, Inc./China, ADR*	165	64,523
Google, Inc. (Class A)*	484	239,991
Yahoo!, Inc.*	2,839	50,563
		355,077
IT Services—4.4%
Mastercard, Inc. (Class A)	559	113,002
Visa, Inc. (Class A)	2,163	149,485
		262,487
Semiconductors & Semiconductor Equipment—1.9%
Intel Corp.	3,962	77,536
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	3,300	36,168
		113,704

Software—1.2%
Adobe Systems, Inc.*	2,195	72,523
Total Information Technology		1,411,011

Materials—10.1%
Chemicals—7.9%
Dow Chemical Co. (The)	7,153	186,479
Monsanto Co.	612	47,369
Potash Corp. of Saskatchewan, Inc.	595	53,752
PPG Industries, Inc.	1,382	80,446
Praxair, Inc.	1,288	105,217
		473,263
Metals & Mining—2.2%
BHP Billiton plc, ADR	2,400	132,240
Total Materials		605,503

Telecommunication Services—0.9%
Wireless Telecommunication Services—0.9%
American Tower Corp. (Class A)*	1,479	53,835

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Marsico Large Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Utilities—0.4%
Independent Power Producers & Energy Traders—0.4%
NRG Energy, Inc.*	842	$23,736
Total Common Stocks
(Cost—$4,441,259)		4,969,031
Preferred Stocks—0.5%
Financials—0.5%
Commercial Banks—0.5%
Wells Fargo & Co., Perpetual, Series J
(Cost $21,402)	1,300	32,383

	Principal
	Amount	Value
Short-Term Securities—9.8%
Repurchase Agreement**—9.8%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $589,307
(Cost—$589,306)	$589,306	589,306
Total Investments—93.1%
(Cost $5,051,967)		5,590,720
Other Assets Less Liabilities—6.9%		414,519
Net Assets—100.0%		$6,005,239
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.6%
Consumer Discretionary—12.4%
Automobiles—2.4%
Harley-Davidson, Inc.	900	$20,700
Leisure Equipment & Products—2.1%
Mattel, Inc.	1,000	18,460
Specialty Retail—5.4%
Limited Brands, Inc.	1,400	23,786
RadioShack Corp.	1,400	23,198
		46,984
Textiles, Apparel & Luxury Goods—2.5%
VF Corp.	300	21,729
Total Consumer Discretionary		107,873

Consumer Staples—7.8%
Food & Staples Retailing—2.6%
SUPERVALU, Inc.	1,500	22,590
Food Products—2.6%
Corn Products International, Inc.	800	22,816
Tobacco—2.6%
Reynolds American, Inc.	500	22,260
Total Consumer Staples		67,666

Energy—9.7%
Energy Equipment & Services—2.7%
Tidewater, Inc.	500	23,545
Oil, Gas & Consumable Fuels—7.0%
Cimarex Energy Co.	500	21,660
Nexen, Inc.	800	18,056
Southern Union Co.	1,000	20,790
		60,506
Total Energy		84,051

Financials—20.4%
Capital Markets—2.8%
Federated Investors, Inc. (Class B)	900	23,733
Insurance—10.3%
Mercury General Corp.	600	21,708
Reinsurance Group of America, Inc.	500	22,300
RenaissanceRe Holdings Ltd.	400	21,904
Unum Group	1,100	23,584
		89,496
Real Estate Investment Trusts (REITs)—7.3%
Annaly Capital Management, Inc. REIT	1,000	18,140
Duke Realty Corp. REIT	1,800	21,618
Hospitality Properties Trust REIT	1,160	23,629
		63,387
Total Financials		176,616

Health Care—5.4%
Health Care Providers & Services—2.7%
McKesson Corp.	400	23,820
Pharmaceuticals—2.7%
Biovail Corp.	1,500	23,145
Total Health Care		46,965

Industrials—14.2%
Aerospace & Defense—2.8%
L-3 Communications Holdings, Inc.	300	24,096
Commercial Services & Supplies—5.2%
Avery Dennison Corp.	600	21,606
R.R. Donnelley & Sons Co.	1,100	23,386
		44,992
Construction & Engineering—1.8%
Fluor Corp.	300	15,255
Machinery—0.9%
Parker Hannifin Corp.	150	7,776
Professional Services—1.3%
Manpower, Inc.	200	11,342
Road & Rail—2.2%
Ryder System, Inc.	500	19,530
Total Industrials		122,991

Information Technology—4.6%
Electronic Equipment, Instruments & Components—2.3%
Jabil Circuit, Inc.	1,500	20,115
Office Electronics—2.3%
Xerox Corp.	2,500	19,350
Total Information Technology		39,465

Materials—8.5%
Containers & Packaging—1.9%
Sonoco Products Co.	600	16,524
Metals & Mining—6.6%
Reliance Steel & Aluminum Co.	500	21,280
United States Steel Corp.	300	13,311
Yamana Gold, Inc.	2,100	22,491
		57,082
Total Materials		73,606

Telecommunication Services—5.3%
Diversified Telecommunication Services—5.3%
CenturyTel, Inc.	700	23,520
Windstream Corp.	2,200	22,286
Total Telecommunication Services		45,806

Utilities—12.3%
Electric Utilities—2.3%
Edison International	600	20,148
Gas Utilities—5.0%
AGL Resources, Inc.	600	21,162
Atmos Energy Corp.	800	22,544
		43,706
Multi-Utilities—5.0%
NiSource, Inc.	1,600	22,224
SCANA Corp.	600	20,940
		43,164
Total Utilities		107,018

Total Common Stocks
(Cost—$845,981)		872,057

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Principal
	Amount	Value
Short-Term Securities—1.2%
Repurchase Agreement**—1.2%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $10,333
(Cost—$10,333)	$10,333	$10,333
Total Investments—101.8%
(Cost $856,314)		882,390
Liabilities in Excess of Other Assets—(1.8)%		(15,576)
Net Assets—100.0%		$866,814
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.6%
Consumer Discretionary—19.0%
Automobiles—1.4%
Thor Industries, Inc.	280	$8,666
Hotels, Restaurants & Leisure—2.4%
Panera Bread Co. (Class A)*	120	6,600
WMS Industries, Inc.*	180	8,021
		14,621
Household Durables—2.7%
Garmin Ltd.	210	7,925
Newell Rubbermaid, Inc.	540	8,473
		16,398
Internet & Catalog Retail—1.6%
priceline.com, Inc.*	60	9,949
Media—1.2%
CTC Media, Inc.*	460	7,231
Specialty Retail—7.0%
Carmax, Inc.*	430	8,987
Chico's FAS, Inc.*	670	8,710
Guess?, Inc.	200	7,408
Penske Auto Group, Inc.	140	2,685
Ross Stores, Inc.	150	7,166
Williams-Sonoma, Inc.	400	8,092
		43,048
Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc.	250	8,230
VF Corp.	120	8,691
		16,921
Total Consumer Discretionary		116,834

Consumer Staples—7.0%
Beverages—2.6%
Coca-Cola Enterprises, Inc.	390	8,350
Hansen Natural Corp.*	200	7,348
		15,698
Food & Staples Retailing—2.0%
BJ's Wholesale Club, Inc.*	160	5,795
Whole Foods Market, Inc.*	210	6,403
		12,198
Household Products—1.2%
Church & Dwight Co., Inc.	130	7,376
Personal Products—1.2%
NBTY, Inc.*	190	7,520
Total Consumer Staples		42,792

Energy—5.2%
Energy Equipment & Services—2.8%
Diamond Offshore Drilling, Inc.	90	8,597
Dresser-Rand Group, Inc.*	280	8,699
		17,296
Oil, Gas & Consumable Fuels—2.4%
Alpha Natural Resources, Inc.*	210	7,371
Encore Acquisition Co.*	200	7,480
		14,851
Total Energy		32,147

Financials—9.1%
Capital Markets—4.5%
Affiliated Managers Group, Inc.*	110	7,151
Lazard Ltd. (Class A)	180	7,436
SEI Investments Co.	380	7,479
TD Ameritrade Holding Corp.*	270	5,297
		27,363
Insurance—3.4%
PartnerRe Ltd.	100	7,694
Reinsurance Group of America, Inc.	130	5,798
Transatlantic Holdings, Inc.	150	7,525
		21,017
Real Estate Investment Trusts (REITs)—1.2%
Digital Realty Trust, Inc. REIT	160	7,314
Total Financials		55,694

Health Care—12.1%
Health Care Equipment & Supplies—1.3%
Hospira, Inc.*	180	8,028
Health Care Providers & Services—5.8%
CIGNA Corp.	220	6,180
Coventry Health Care, Inc.*	390	7,784
Laboratory Corp of America Holdings*	100	6,570
Lincare Holdings, Inc.*	220	6,875
Universal Health Services, Inc. (Class B)	130	8,051
		35,460
Life Sciences Tools & Services—3.9%
Bio-Rad Laboratories, Inc. (Class A)*	100	9,188
Life Technologies Corp.*	160	7,448
Millipore Corp.*	100	7,033
		23,669
Pharmaceuticals—1.1%
Watson Pharmaceuticals, Inc.*	190	6,962
Total Health Care		74,119

Industrials—14.9%
Air Freight & Logistics—2.6%
C.H. Robinson Worldwide, Inc.	130	7,508
UTi Worldwide, Inc.	590	8,543
		16,051
Airlines—1.1%
Copa Holdings SA (Class A)	150	6,673
Building Products—2.3%
Masco Corp.	510	6,589
Owens Corning*	340	7,633
		14,222
Construction & Engineering—1.2%
Fluor Corp.	140	7,119
Electrical Equipment—2.1%
General Cable Corp.*	160	6,264
Roper Industries, Inc.	130	6,627
		12,891
Machinery—1.5%
Flowserve Corp.	90	8,869

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Cadence Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Professional Services—2.0%
FTI Consulting, Inc.*	130	$5,539
IHS, Inc. (Class A)*	130	6,647
		12,186
Road & Rail—0.9%
Con-way, Inc.	150	5,748
Trading Companies & Distributors—1.2%
MSC Industrial Direct Co. (Class A)	170	7,409
Total Industrials		91,168

Information Technology—24.8%
Computers & Peripherals—3.8%
NCR Corp.*	540	7,463
Seagate Technology	560	8,517
Teradata Corp.*	280	7,706
		23,686
Electronic Equipment, Instruments & Components—2.3%
Amphenol Corp. (Class A)	200	7,536
Dolby Laboratories, Inc. (Class A)*	170	6,492
		14,028
Internet Software & Services—1.1%
Sohu.com, Inc.*	100	6,878
IT Services—2.4%
Affiliated Computer Services, Inc. (Class A)*	80	4,334
Alliance Data Systems Corp.*	60	3,665
Metavante Technologies, Inc.*	190	6,551
		14,550
Semiconductors & Semiconductor Equipment—6.2%
Analog Devices, Inc.	280	7,722
Marvell Technology Group Ltd.*	450	7,286
National Semiconductor Corp.	510	7,278
ON Semiconductor Corp.*	990	8,167
Silicon Laboratories, Inc.*	160	7,418
		37,871
Software—9.0%
BMC Software, Inc.*	180	6,755
CA, Inc.	400	8,796
McAfee, Inc.*	170	7,444
Nuance Communications, Inc.*	510	7,630
Red Hat, Inc.*	350	9,674
Salesforce.com, Inc.*	130	7,401
Sybase, Inc.*	200	7,780
		55,480
Total Information Technology		152,493

Materials—5.0%
Chemicals—3.7%
Ashland, Inc.	180	7,780
Scotts Miracle-Gro Co. (The) (Class A)	160	6,872
Valspar Corp.	300	8,253
		22,905
Containers & Packaging—1.3%
Crown Holdings, Inc.*	280	7,616
Total Materials		30,521

Telecommunication Services—1.3%
Diversified Telecommunication Services—1.3%
Qwest Communications International, Inc.	2,150	8,192
Utilities—1.2%
Independent Power Producers & Energy Traders—1.2%
AES Corp. (The)*	510	7,558
Total Common Stocks
(Cost—$516,399)		611,518

	Principal
	Amount	Value
Short-Term Securities—3.0%
Repurchase Agreement**—3.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $18,673
(Cost—$18,673)	$18,673	18,673
Total Investments—102.6%
(Cost $535,072)		630,191
Liabilities in Excess of Other Assets—(2.6)%		(16,014)
Net Assets—100.0%		$614,177
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/NWQ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—101.2%
Consumer Discretionary—6.8%
Auto Components—2.2%
WABCO Holdings, Inc.	1,550	$32,550
Hotels, Restaurants & Leisure—2.1%
Bob Evans Farms, Inc.	1,050	30,513
Household Durables—1.6%
Hooker Furniture Corp.	1,700	22,950
Specialty Retail—0.9%
Golfsmith International Holdings, Inc.*	5,559	13,620
Total Consumer Discretionary		99,633

Consumer Staples—7.2%
Food & Staples Retailing—3.4%
Casey's General Stores, Inc.	1,600	50,208
Personal Products—3.8%
Elizabeth Arden, Inc.*	4,700	55,319
Total Consumer Staples		105,527

Energy—14.3%
Energy Equipment & Services—3.1%
Acergy SA, ADR	3,577	45,178
Oil, Gas & Consumable Fuels—11.2%
Approach Resources, Inc.*	4,125	37,455
Bill Barrett Corp.*	1,300	42,627
Petroquest Energy, Inc.*	5,050	32,774
St. Mary Land & Exploration Co.	1,600	51,936
		164,792
Total Energy		209,970

Financials—20.6%
Commercial Banks—5.8%
PacWest Bancorp	1,775	33,814
Texas Capital Bancshares, Inc.*	1,900	31,996
Western Alliance Bancorp*	3,100	19,561
		85,371
Insurance—14.8%
Aspen Insurance Holdings Ltd.	1,800	47,646
First Mercury Financial Corp.	2,350	31,302
Hanover Insurance Group, Inc. (The)	750	30,997
PMA Capital Corp. (Class A)*	3,650	20,769
StanCorp Financial Group, Inc.	1,150	46,425
Tower Group, Inc.	1,600	39,024
		216,163
Total Financials		301,534

Health Care—1.7%
Health Care Providers & Services—1.7%
Skilled Healthcare Group, Inc. (Class A)*	3,000	24,090
Industrials—23.3%
Building Products—5.8%
Gibraltar Industries, Inc.	2,100	27,867
Griffon Corp.*	5,671	57,107
		84,974
Electrical Equipment—3.2%
Belden, Inc.	1,000	23,100
General Cable Corp.*	600	23,490
		46,590
Machinery—12.2%
Albany International Corp. (Class A)	2,350	45,590
CIRCOR International, Inc.	1,825	51,574
Lincoln Electric Holdings, Inc.	500	23,725
Middleby Corp.*	500	27,505
RBC Bearings, Inc.*	1,350	31,496
		179,890
Road & Rail—2.1%
Marten Transport Ltd.*	1,800	30,708
Total Industrials		342,162

Information Technology—14.9%
Communications Equipment—6.1%
Avocent Corp.*	3,250	65,878
Brocade Communications Systems, Inc.*	2,925	22,990
		88,868
Electronic Equipment, Instruments & Components—2.7%
Coherent, Inc.*	700	16,324
Keithley Instruments, Inc.	4,250	23,545
		39,869
Semiconductors & Semiconductor Equipment—6.1%
Actel Corp.*	3,700	45,029
Standard Microsystems Corp.*	1,950	45,260
		90,289
Total Information Technology		219,026

Materials—12.4%
Containers & Packaging—2.9%
Packaging Corp of America	1,300	26,520
Temple-Inland, Inc.	950	15,599
		42,119
Metals & Mining—5.2%
Royal Gold, Inc.	1,200	54,720
Thompson Creek Metals Co., Inc.*	1,850	22,329
		77,049
Paper & Forest Products—4.3%
Buckeye Technologies, Inc.*	2,175	23,338
Wausau Paper Corp.	3,984	39,840
		63,178
Total Materials		182,346

Total Investments—101.2%
(Cost $1,441,233)		1,484,288
Liabilities in Excess of Other Assets—(1.2)%		(17,806)
Net Assets—100.0%		$1,466,482
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—95.4%
Consumer Discretionary—12.1%
Distributors—1.6%
LKQ Corp.*	700	$12,978
Hotels, Restaurants & Leisure—2.4%
BJ's Restaurants, Inc.*	700	10,493
Texas Roadhouse, Inc. (Class A)*	900	9,558
		20,051
Specialty Retail—4.9%
Aeropostale, Inc.*	350	15,215
Penske Auto Group, Inc.	600	11,508
Tractor Supply Co.*	300	14,526
		41,249
Textiles, Apparel & Luxury Goods—3.2%
FGX International Holdings Ltd.*	750	10,462
Lululemon Athletica, Inc.*	700	15,925
		26,387
Total Consumer Discretionary		100,665

Energy—4.9%
Energy Equipment & Services—3.7%
CARBO Ceramics, Inc.	200	10,310
Core Laboratories NV	200	20,618
		30,928
Oil, Gas & Consumable Fuels—1.2%
Goodrich Petroleum Corp.*	400	10,324
Total Energy		41,252

Financials—5.3%
Capital Markets—2.7%
Duff & Phelps Corp. (Class A)	500	9,580
Lazard Ltd. (Class A)	300	12,393
		21,973
Consumer Finance—1.0%
First Cash Financial Services, Inc.*	500	8,565
Insurance—1.6%
Hanover Insurance Group, Inc. (The)	200	8,266
ProAssurance Corp.*	100	5,219
		13,485
Total Financials		44,023

Health Care—21.8%
Biotechnology—5.1%
Abraxis Bioscience, Inc.*	400	14,552
Celera Corp.*	1,600	9,968
PDL BioPharma, Inc.	1,100	8,668
Regeneron Pharmaceuticals, Inc.*	500	9,650
		42,838
Health Care Equipment & Supplies—2.8%
Wright Medical Group, Inc.*	1,300	23,218
Health Care Providers & Services—4.0%
CardioNet, Inc.*	2,200	14,784
Emergency Medical Services Corp. (Class A)*	400	18,600
		33,384
Life Sciences Tools & Services—7.6%
Affymetrix, Inc.*	2,700	23,706
Charles River Laboratories International, Inc.*	700	25,886
Mettler-Toledo International, Inc.*	150	13,589
		63,181
Pharmaceuticals—2.3%
Perrigo Co.	550	18,694
Total Health Care		181,315

Industrials—21.7%
Aerospace & Defense—1.1%
Applied Signal Technology, Inc.	400	9,308
Commercial Services & Supplies—6.5%
Clean Harbors, Inc.*	250	14,065
Geo Group, Inc. (The)*	900	18,153
Healthcare Services Group, Inc.	750	13,770
Tetra Tech, Inc.*	300	7,959
		53,947
Electrical Equipment—1.4%
SunPower Corp. (Class A)*	400	11,956
Machinery—5.3%
Bucyrus International, Inc.	500	17,810
Dynamic Materials Corp.	500	9,980
Middleby Corp.*	300	16,503
		44,293
Marine—0.8%
Diana Shipping, Inc.	500	6,500
Professional Services—1.3%
FTI Consulting, Inc.*	250	10,653
Road & Rail—4.1%
J.B. Hunt Transport Services, Inc.	800	25,704
Knight Transportation, Inc.	500	8,390
		34,094
Trading Companies & Distributors—1.2%
Titan Machinery, Inc.*	800	10,016
Total Industrials		180,767

Information Technology—29.6%
Communications Equipment—7.9%
BigBand Networks, Inc.*	2,700	10,827
CommScope, Inc.*	900	26,937
F5 Networks, Inc.*	700	27,741
		65,505
Electronic Equipment, Instruments & Components—2.6%
Cogent, Inc.*	900	9,090
Itron, Inc.*	200	12,828
		21,918
Semiconductors & Semiconductor Equipment—9.2%
Intersil Corp. (Class A)	950	14,545
Microsemi Corp.*	1,400	22,106
TriQuint Semiconductor, Inc.*	3,100	23,932
Varian Semiconductor Equipment Associates, Inc.*	500	16,420
		77,003
Software—9.9%
Jack Henry & Associates, Inc.	650	15,255

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Small-Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Nuance Communications, Inc.*	1,400	$20,944
Salesforce.com, Inc.*	300	17,079
Solera Holdings, Inc.	500	15,555
Sybase, Inc.*	350	13,615
		82,448
Total Information Technology		246,874

Total Common Stocks
(Cost—$666,469)		794,896

	No. of
	Rights	Value
Rights—0.0%
Health Care—0.0%
Pharmaceuticals—0.0%
Fresenius Kabi Pharmaceuticals
Holding, Inc., expiring 6/30/11*
(Cost—$0)	500	290
Total Investments—95.4%
(Cost $666,469)		795,186
Other Assets Less Liabilities—4.6%		37,975
Net Assets—100.0%		$833,161
____________________

*	Non-income producing security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lazard International Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—95.6%
Australia—1.5%
BHP Billiton Ltd., ADR	365	$24,094
Belgium—1.0%
Anheuser-Busch InBev NV, ADR*	350	16,065
Canada—1.8%
Barrick Gold Corp.	755	28,615
Denmark—1.5%
Novo Nordisk A/S, ADR	375	23,606
Finland—1.0%
Nokia OYJ, ADR	1,020	14,912
France—10.7%
BNP Paribas, ADR	585	24,160
GDF Suez, ADR	359	16,008
LVMH Moet Hennessy Louis Vuitton SA, ADR	1,210	24,502
Sanofi-Aventis SA, ADR	1,725	63,739
Total SA, ADR	660	39,112
		167,521
Germany—7.8%
Allianz SE, ADR	4,580	57,158
Deutsche Bank AG (Registered)	205	15,738
E.ON AG, ADR	379	16,126
Merck KGaA , ADR	505	16,943
SAP AG, ADR	340	16,616
		122,581
Hong Kong—2.0%
Esprit Holdings Ltd., ADR	1,190	15,827
Sun Hung Kai Properties Ltd., ADR	1,095	16,096
		31,923
Italy—1.5%
ENI S.p.A, ADR	480	23,928
Japan—10.4%
Canon, Inc., ADR	1,400	55,986
Fanuc Ltd., ADR	555	24,958
HOYA Corp., ADR	1,380	32,623
Mitsubishi Estate Co., Ltd., ADR	141	21,858
Sumitomo Mitsui Financial Group, Inc., ADR	8,035	27,239
		162,664
Netherlands—1.5%
Heineken N.V., ADR	1,040	24,034
Singapore—3.1%
Singapore Telecommunications Ltd., ADR	2,135	48,892
Spain—1.5%
Banco Bilbao Vizcaya Argentaria SA, ADR	1,300	23,192
Sweden—0.9%
Telefonaktiebolaget LM Ericsson, ADR	1,485	14,880
Switzerland—12.8%
Credit Suisse Group AG, ADR	710	39,511
Nestle SA, ADR (Registered)	562	23,992
Novartis AG, ADR	655	32,999
Roche Holding AG, ADR	978	39,707
Zurich Financial Services AG, ADR	2,710	64,362
		200,571
United Kingdom—36.6%
BAE Systems plc, ADR	1,410	31,584
Barclays plc, ADR*	1,535	36,287
BG Group plc, ADR	270	23,509
BP plc, ADR	885	47,109
British American Tobacco plc, ADR	865	54,711
GlaxoSmithKline plc, ADR	1,210	47,807
HSBC Holdings plc, ADR	695	39,858
Imperial Tobacco Group plc, ADR	825	48,667
Lloyds Banking Group plc, ADR*	6,745	44,989
Prudential plc, ADR	2,550	49,113
Reckitt Benckiser Group plc, ADR	1,650	16,187
Tesco plc, ADR	1,660	31,889
Unilever plc, ADR	1,990	57,073
Vodafone Group plc, ADR	2,050	46,125
		574,908
Total Common Stocks
(Cost—$1,489,876)		1,502,386

	Principal
	Amount	Value
Short-Term Securities—3.8%
Repurchase Agreement**—3.8%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $59,635
(Cost—$59,635)	$59,635	59,635
Total Investments—99.4%
(Cost $1,549,511)		1,562,021
Other Assets Less Liabilities—0.6%		9,552
Net Assets—100.0%		$1,571,573
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.

Percentage of
Holdings by Sector	Net Assets
Financials	29.3%
Consumer Staples	17.3
Health Care	14.3
Information Technology	8.6
Energy	8.5
Telecommunication Services	6.0
Industrials	3.6
Materials	3.4
Consumer Discretionary	2.6
Utilities	2.0
Other#	4.4
Total	100.0%

#	Other includes short-term securities and other assets less liabilities.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

		Shares	Value
Common Stocks—98.2%
Australia—2.3%
BHP Billiton Ltd.		810	$26,714
Rio Tinto Ltd.		159	8,263
			34,977
Belgium—1.0%
Anheuser-Busch InBev NV		341	15,641
Brazil—2.1%
Petroleo Brasileiro SA, ADR		336	15,422
Vale SA, ADR		721	16,677
			32,099
China—1.2%
China Life Insurance Co., Ltd. (Class H)		2,000	8,725
Industrial & Commercial Bank of China (Class H)		13,000	9,750
			18,475
Finland—1.0%
Nokia OYJ		1,057	15,503
France—14.6%
Accor SA		216	12,056
AXA SA		760	20,630
BNP Paribas		312	25,039
Cie de Saint-Gobain		270	14,109
GDF Suez		175	7,791
Imerys SA		180	10,345
Lafarge SA		232	20,803
LVMH Moet Hennessy Louis Vuitton SA		140	14,120
Pernod-Ricard SA		157	12,514
PPR		94	12,094
Sanofi-Aventis SA		310	22,861
Total SA		784	46,601
			218,963
Germany—6.7%
Bayer AG		290	20,073
E.ON AG		682	28,866
Linde AG		129	13,970
SAP AG		346	16,778
Siemens AG (Registered)		229	21,086
			100,773
Greece—0.3%
Piraeus Bank SA*		250	4,660
Hong Kong—2.8%
China Mobile Ltd.		1,000	9,794
CNOOC Ltd.		5,000	6,741
Esprit Holdings Ltd.		2,200	14,741
Hang Lung Properties Ltd.		3,000	10,984
			42,260
Israel—0.9%
Teva Pharmaceutical Industries Ltd., ADR		260	13,146
Italy—3.4%
ENI S.p.A		877	21,915
Intesa Sanpaolo S.p.A*		3,018	13,391
UniCredit S.p.A*		4,046	15,880
			51,186
Japan—17.8%
Astellas Pharma, Inc.		400	16,401
Canon, Inc.		600	24,040
East Japan Railway Co.		200	14,420
Honda Motor Co., Ltd.		800	24,296
Japan Tobacco, Inc.		6	20,513
Komatsu Ltd.		1,100	20,527
Kubota Corp.		1,000	8,285
Mitsubishi Corp.		1,100	22,124
Mitsubishi UFJ Financial Group, Inc.		2,400	12,826
Mitsui Fudosan Co., Ltd.		1,000	16,838
Murata Manufacturing Co., Ltd.		300	14,165
Nidec Corp.		200	16,191
Nomura Holdings, Inc.		1,000	6,130
Shin-Etsu Chemical Co., Ltd.		200	12,270
Sumitomo Corp.		1,500	15,390
Sumitomo Mitsui Financial Group, Inc.		400	13,865
Yahoo! Japan Corp.		26	8,809
			267,090
Mexico—1.2%
America Movil SAB de CV, Series L, ADR		201	8,810
Fomento Economico Mexicano SAB de CV, ADR		233	8,865
			17,675
Netherlands—3.9%
ING Groep NV, CVA*		969	17,401
Reed Elsevier NV		1,229	13,957
Royal Dutch Shell plc (Class A)		942	26,978
			58,336
Spain—4.3%
Banco Bilbao Vizcaya Argentaria SA	.	1,212	21,591
Inditex SA		230	13,226
Telefonica SA		1,097	30,351
			65,168
Sweden—0.6%
Atlas Copco AB (Class A)		650	8,380
Switzerland—10.8%
ABB Ltd. (Registered)*		1,097	22,059
Holcim Ltd. (Registered)*		266	18,290
Nestle SA (Registered)		821	35,049
Novartis AG (Registered)		570	28,631
Roche Holding AG		179	28,942
Xstrata plc*		600	8,849
Zurich Financial Services AG (Registered)		89	21,222
			163,042
Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR		885	9,700
United Kingdom—22.6%
Autonomy Corp. plc*		270	7,050
Barclays plc*		2,302	13,642
BG Group plc		1,440	25,098
British Land Co. plc REIT		1,431	10,895
Burberry Group plc		1,808	14,583
GlaxoSmithKline plc		930	18,337
HSBC Holdings plc		4,466	51,133

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan International Equity Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
ICAP plc	1,631	$11,055
Imperial Tobacco Group plc	640	18,541
Man Group plc	2,257	11,986
Marks & Spencer Group plc	2,029	11,765
Prudential plc	1,475	14,216
Standard Chartered plc	1,266	31,272
Tesco plc	3,828	24,505
Vodafone Group plc	16,310	36,639
WM Morrison Supermarkets plc	1,941	8,628
Wolseley plc*	568	13,735
WPP plc	2,032	17,477
		340,557
Total Common Stocks
(Cost—$1,608,817)		1,477,631

	No. of
	Rights	Value
Rights—0.1%
France—0.1%
BNP Paribas, expiring 10/13/09*
(Cost $0)	312	675

	Shares	Value
Short-Term Securities—2.2%
Investment Company—2.2%
Federated Prime Obligations Fund -
Institutional Shares,
seven-day yield of 0.22%
(Cost—$33,022)	$33,022	33,022
Total Investments—100.5%
(Cost $1,641,839)		1,511,328
Liabilities in Excess of Other Assets—(0.5%)		(6,857)
Net Assets—100.0%		$1,504,471
____________________

*	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.
CVA—Dutch Certificate.
REIT—Real Estate Investment Trust.

Percentage of
Holdings by Sector	Net Assets
Financials	24.1%
Industrials	10.6
Health Care	9.9
Consumer Discretionary	9.9
Consumer Staples	9.6
Energy	9.5
Materials	9.1
Information Technology	7.5
Telecommunication Services	5.7
Utilities	2.4
Other#	1.7
Total	100.0%

#	Other includes short-term securities and liabilities in excess of other assets.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—98.9%
Asset Backed Securities—2.1%
Daimler Chrysler Auto Trust
4.98% due 02/08/11	AAA	$16,036	$16,142
Ford Credit Auto Owner Trust
5.16% due 11/15/10	AAA	14,635	14,684
Nissan Auto Receivables Owner Trust
5.00% due 09/15/14	AAA	25,000	26,263
SLM Student Loan Trust
1.80% due 01/25/18(a)	AAA	125,000	128,020
Total Asset Backed Securities			185,109

Consumer Discretionary—2.1%
Media—2.1%
Comcast Cable Communications Holdings, Inc.
8.38% due 03/15/13	BBB+	25,000	29,036
Comcast Corp.
6.45% due 03/15/37	BBB+	15,000	15,883
6.50% due 01/15/17	BBB+	10,000	10,976
COX Communications, Inc.
5.45% due 12/15/14	BBB-	55,000	59,082
News America Holdings, Inc.
7.75% due 01/20/24	BBB+	10,000	10,517
Time Warner Cable, Inc.
6.20% due 07/01/13	BBB	25,000	27,235
8.25% due 02/14/14	BBB	15,000	17,480
Time Warner Cos., Inc.
7.57% due 02/01/24	BBB	10,000	10,870
Total Consumer Discretionary			181,079

Consumer Staples—0.7%
Beverages—0.1%
Coca-Cola Co. (The)
5.35% due 11/15/17	A+	10,000	10,920
Food & Staples Retailing—0.1%
Wal-Mart Stores, Inc.
5.80% due 02/15/18	AA	10,000	11,233
Food Products—0.3%
Kraft Foods, Inc.
6.13% due 02/01/18	BBB+	10,000	10,597
6.50% due 08/11/17	BBB+	10,000	10,817
			21,414
Tobacco—0.2%
Philip Morris International, Inc.
6.88% due 03/17/14	A	15,000	17,135
Total Consumer Staples			60,702

Energy—1.1%
Energy Equipment & Services—0.1%
Halliburton Co.
5.50% due 10/15/10	A	10,000	10,431
Oil, Gas & Consumable Fuels—1.0%
Canadian Natural Resources Ltd.
6.50% due 02/15/37	BBB	10,000	11,058
CenterPoint Energy Resources Corp.
6.15% due 05/01/16	BBB	5,000	5,202
Conoco Funding Co.
6.35% due 10/15/11	A	10,000	10,958
ConocoPhillips
4.60% due 01/15/15	A	20,000	21,346
Shell International Finance BV
4.00% due 03/21/14	AA	30,000	31,512
			80,076
Total Energy			90,507

Financials—10.5%
Capital Markets—0.8%
Goldman Sachs Group, Inc. (The)
5.25% due 10/15/13	A	15,000	15,924
Morgan Stanley
5.30% due 03/01/13	A	25,000	26,196
5.55% due 04/27/17	A	5,000	4,981
6.75% due 04/15/11	A	20,000	21,325
			68,426
Commercial Banks—1.2%
Citibank NA
1.88% due 05/07/12	AAA	25,000	25,165
HSBC Holdings plc
5.25% due 12/12/12	A	10,000	10,613
National Westminster Bank plc
7.38% due 10/01/09	BBB	10,000	10,000
UBS AG
5.88% due 12/20/17	A+	50,000	51,184
Wachovia Corp.
5.75% due 02/01/18	AA-	5,000	5,292
			102,254
Commercial MBS—2.3%
GMAC Commercial Mortgage Securities, Inc.
7.46% due 08/16/33(a)	AAA	52,181	53,502
Greenwich Capital Commercial Funding Corp.
5.38% due 03/10/39	AAA	30,000	29,793
LB-UBS Commercial Mortgage Trust
7.37% due 08/15/26	AAA	36,720	37,525
Salomon Brothers Mortgage Securities VII, Inc.
6.59% due 12/18/33	AAA	34,431	35,291
Wachovia Bank Commercial Mortgage Trust
5.92% due 06/15/49(a)	AAA	40,000	39,218
			195,329
Diversified Financial Services—4.5%
Allstate Life Global Funding Trusts
5.38% due 04/30/13	AA-	15,000	15,966
Bank of America Corp.
6.00% due 09/01/17	A	15,000	15,176
Bear Stearns Cos., LLC (The)
6.95% due 08/10/12	A+	15,000	16,698
BP Capital Markets plc
3.13% due 03/10/12	AA	25,000	25,827
Citigroup Funding, Inc.
1.38% due 05/05/11	AAA	35,000	35,229
Credit Suisse Guernsey Ltd.
5.86% due 05/15/17(a)(b)	BBB+	25,000	19,000

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
EnCana Holdings Finance Corp.
5.80% due 05/01/14	A-	$5,000	$5,412
General Electric Capital Corp.
1.80% due 03/11/11	AAA	60,000	60,745
5.00% due 12/01/10	AA+	15,000	15,504
5.00% due 11/15/11	AA+	30,000	31,577
5.88% due 02/15/12	AA+	10,000	10,648
6.38% due 11/15/67(a)	A+	20,000	16,550
Goldman Sachs Capital II
5.79% due 06/01/12(a)(b)	BBB	10,000	7,200
JP Morgan Chase Capital XXV
6.80% due 10/01/37	BBB+	20,000	20,127
JPMorgan Chase & Co.
2.20% due 06/15/12	AAA	45,000	45,770
6.13% due 06/27/17	A	30,000	31,619
7.90% due 04/30/18(a)(b)	BBB+	20,000	19,203
Lehman Brothers Holdings, Inc.
6.75% due 12/28/17(c)	NR†	30,000	3
			392,254
Insurance—1.7%
Allstate Corp. (The)
6.13% due 05/15/37(a)	BBB	10,000	8,100
7.45% due 05/16/19	A-	25,000	29,797
Chubb Corp.
6.38% due 03/29/67(a)	A-	15,000	13,500
Lincoln National Corp.
6.05% due 04/20/67(a)	BBB	15,000	10,125
MetLife, Inc.
5.38% due 12/15/12	A-	25,000	26,555
5.70% due 06/15/35	A-	20,000	20,570
6.75% due 06/01/16	A-	10,000	11,160
7.72% due 02/15/19	A-	10,000	11,773
Travelers Cos., Inc. (The)
6.25% due 03/15/37(a)	BBB	20,000	17,585
			149,165
Total Financials			907,428

Health Care—0.5%
Pharmaceuticals—0.5%
Abbott Laboratories
5.13% due 04/01/19	AA	10,000	10,597
Bristol-Myers Squibb Co.
5.88% due 11/15/36	A+	10,000	11,068
GlaxoSmithKline Capital, Inc.
4.85% due 05/15/13	A+	20,000	21,487
Total Health Care			43,152

Industrials—0.2%
Air Freight & Logistics—0.2%
United Parcel Service, Inc.
6.20% due 01/15/38	AA-	15,000	17,530
Information Technology—0.5%
Computers & Peripherals—0.3%
International Business Machines Corp.
7.50% due 06/15/13	A+	15,000	17,441
8.38% due 11/01/19	A+	10,000	13,215
			30,656
Software—0.2%
Oracle Corp.
5.75% due 04/15/18	A	15,000	16,528
Total Information Technology			47,184

Supranational—0.3%
Multi-National—0.3%
Asian Development Bank
2.75% due 05/21/14	AAA	25,000	25,260
Telecommunication Services—1.6%
Diversified Telecommunication Services—1.2%
AT&T, Inc.
5.50% due 02/01/18	A	10,000	10,434
6.30% due 01/15/38	A	20,000	20,953
Telefonica Emisiones SAU
4.95% due 01/15/15	A-	15,000	15,912
Telefonica Europe BV
8.25% due 09/15/30	A-	10,000	12,949
Verizon Communications, Inc.
6.40% due 02/15/38	A	5,000	5,343
8.75% due 11/01/18	A	25,000	31,231
Verizon New Jersey, Inc.
5.88% due 01/17/12	A	10,000	10,748
			107,570
Wireless Telecommunication Services—0.4%
Vodafone Group plc
4.15% due 06/10/14	A-	15,000	15,404
7.75% due 02/15/10	A-	15,000	15,375
			30,779
Total Telecommunication Services			138,349

Utilities—0.8%
Electric Utilities—0.5%
Florida Power & Light Co.
5.95% due 02/01/38	A	15,000	17,023
Pacificorp
6.25% due 10/15/37	A	15,000	17,313
Southern California Edison Co.
5.95% due 02/01/38	A	10,000	11,349
			45,685
Gas Utilities—0.1%
Consolidated Natural Gas Co.
5.00% due 12/01/14	A-	10,000	10,595
Multi-Utilities—0.2%
MidAmerican Energy Holdings Co.
6.13% due 04/01/36	BBB+	15,000	16,192
Total Utilities			72,472

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/BlackRock Fixed-Income Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
U.S. Government Securities—49.0%
U.S. Government Agencies—49.0%
Federal Home Loan Bank
3.63% due 10/18/13	AAA	$10,000	$10,533
5.63% due 06/11/21	AAA	25,000	27,696
Federal Home Loan Mortgage Corp.
1.75% due 06/15/12	AAA	125,000	125,660
4.50% due 08/01/20	AAA	30,835	32,457
5.00% due 04/01/20	AAA	25,575	27,067
5.00% due 09/01/20	AAA	141,134	149,371
5.00% due 10/01/20	AAA	32,040	33,910
5.00% due 10/01/20	AAA	106,775	113,006
5.00% due 11/01/20	AAA	46,770	49,499
5.00% due 04/01/21	AAA	45,609	48,085
5.00% due 05/01/21	AAA	60,090	63,597
5.00% due 05/01/23	AAA	43,260	45,465
5.00% due 06/01/23	AAA	56,560	59,442
5.00% due 07/01/23	AAA	462,520	486,090
5.50% due 12/01/17	AAA	79,149	84,731
5.50% due 09/01/18	AAA	58,081	62,223
5.50% due 01/15/31	AAA	33,645	35,520
5.50% due 12/01/35	AAA	75,833	79,664
5.68% due 11/01/35(a)	AAA	29,001	30,443
6.50% due 08/01/32	AAA	2,210	2,376
Federal National Mortgage Association
1.38% due 04/28/11	AAA	35,000	35,305
1.88% due 04/20/12	AAA	35,000	35,473
2.00% due 01/09/12	AAA	15,000	15,258
2.50% due 05/15/14	AAA	55,000	54,881
2.75% due 02/05/14	AAA	30,000	30,396
2.88% due 12/11/13	AAA	60,000	61,133
3.00% due 09/16/14	AAA	55,000	55,908
4.50% due 06/01/23	AAA	60,533	62,810
4.63% due 05/01/13	AAA	25,000	26,350
4.63% due 10/15/13	AAA	190,000	207,492
5.00% due 02/13/17	AAA	90,000	99,498
5.00% due 05/11/17	AAA	50,000	55,261
5.00% due 12/01/33	AAA	104,847	109,018
5.26% due 10/01/35(a)	AAA	64,291	66,103
5.49% due 04/01/36(a)	AAA	25,356	26,688
5.50% due 04/01/17	AAA	7,802	8,359
5.50% due 10/25/24 TBA	AAA	95,000	100,462
5.50% due 02/01/35	AAA	21,233	22,346
5.50% due 02/01/35	AAA	43,874	46,104
5.50% due 05/01/35	AAA	35,210	36,978
5.50% due 07/01/35	AAA	53,435	56,118
5.50% due 05/01/36	AAA	86,089	90,411
5.50% due 05/01/36	AAA	261,481	274,242
5.50% due 11/01/36	AAA	271,145	284,848
5.50% due 10/25/39 TBA	AAA	60,000	62,756
5.52% due 04/01/36(a)	AAA	23,828	25,078
5.55% due 04/01/36(a)	AAA	30,629	32,286
5.72% due 10/01/36(a)	AAA	38,857	40,923
5.73% due 09/01/36(a)	AAA	47,754	50,294
5.79% due 10/01/36(a)	AAA	42,359	44,605
5.90% due 05/01/36(a)	AAA	22,918	24,198
5.95% due 12/01/36(a)	AAA	61,580	64,845
6.00% due 07/01/17	AAA	4,390	4,715
6.00% due 09/01/17	AAA	49,008	52,633
6.00% due 11/01/32	AAA	34,668	36,923
6.00% due 08/01/34	AAA	138,495	147,376
6.50% due 06/01/16	AAA	8,411	9,080
6.50% due 06/01/17	AAA	2,701	2,915
Government National Mortgage Association
5.50% due 04/15/33	AAA	16,740	17,699
5.50% due 10/15/39 TBA	AAA	90,000	94,415
6.00% due 10/15/39 TBA	AAA	85,000	89,728
7.00% due 02/15/31	AAA	1,067	1,179
7.00% due 07/15/32	AAA	9,157	10,055
Total U.S. Government Securities			4,239,980

U.S. Government Treasuries—29.5%
U.S. Treasury Bonds
4.25% due 05/15/39	AAA	305,000	315,532
6.25% due 08/15/23	AAA	185,000	231,886
8.00% due 11/15/21	AAA	20,000	28,310
U.S. Treasury Notes
1.88% due 06/15/12	AAA	650,000	660,156
2.38% due 08/31/14	AAA	680,000	682,550
3.63% due 08/15/19	AAA	600,000	615,844
United States Treasury Inflation
Indexed Bond
1.63% due 01/15/15 TIPS	AAA	20,000	22,979
Total U.S. Government Treasuries			2,557,257

Total Fixed Income Investments
(Cost $8,262,355)			8,566,009
Short-Term Securities—1.0%
Repurchase Agreement**—1.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to
be received $85,245
(Cost—$85,245)		85,245	85,245
Total Investments—99.9%
(Cost $8,347,600)			8,651,254
Other Assets Less Liabilities—0.1%			9,852
Net Assets—100.0%			$8,661,106
____________________

†	Not rated by Standard & Poor's Corporation.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

(a)	Floating rate security - rate disclosed is as of September 30, 2009.
(b)

Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2009.

(c)	Security in default.

Glossary:
TBA—Security is subject to delayed delivery.
TIPS—Treasury Inflation Protected Security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—91.1%
Consumer Discretionary—12.5%
Automobiles—0.9%
Ford Motor Co.*	22,600	$162,946
Hotels, Restaurants & Leisure—3.0%
Carnival Corp.	6,500	216,320
Marriott International, Inc. (Class A)	5,725	157,953
Starwood Hotels & Resorts Worldwide, Inc.	4,800	158,544
		532,817
Household Durables—0.6%
Pulte Homes, Inc.	9,900	108,801
Internet & Catalog Retail—0.4%
HSN, Inc.*	4,670	76,028
Media—1.7%
Comcast Corp. (Class A)	3,600	60,804
Omnicom Group, Inc.	1,900	70,186
Time Warner Cable, Inc.*	1,172	50,502
Time Warner, Inc.	2,366	68,093
Viacom, Inc. (Class B)*	1,900	53,276
		302,861
Multiline Retail—3.5%
J.C. Penney Co., Inc.	2,600	87,750
Kohl's Corp.*	3,600	205,380
Target Corp.	6,700	312,756
		605,886
Specialty Retail—2.3%
Best Buy Co., Inc.	1,500	56,280
Home Depot, Inc.	7,500	199,800
J. Crew Group, Inc.*	3,500	125,370
Lowe's Cos., Inc.	700	14,658
		396,108
Textiles, Apparel & Luxury Goods—0.1%
NIKE, Inc. (Class B)	100	6,470
Total Consumer Discretionary		2,191,917

Consumer Staples—4.2%
Beverages—1.2%
Coca-Cola Enterprises, Inc.	10,300	220,523

Food & Staples Retailing—1.3%
Kroger Co. (The)	9,400	194,016
Wal-Mart Stores, Inc.	700	34,363
		228,379
Food Products—1.3%
Kellogg Co.	300	14,769
Kraft Foods, Inc. (Class A)	8,034	211,053
		225,822
Household Products—0.3%
Colgate-Palmolive Co.	600	45,768
Tobacco—0.1%
Philip Morris International, Inc.	300	14,622
Total Consumer Staples		735,114

Energy—12.2%
Energy Equipment & Services—3.3%
Halliburton Co.	8,000	216,960
Schlumberger Ltd.	5,754	342,938
Smith International, Inc.	500	14,350
		574,248
Oil, Gas & Consumable Fuels—8.9%
Chevron Corp.	1,900	133,817
ConocoPhillips	1,500	67,740
Devon Energy Corp.	1,200	80,796
El Paso Corp.	5,200	53,664
EOG Resources, Inc.	1,100	91,861
Exxon Mobil Corp.	4,044	277,459
Hess Corp.	2,600	138,996
Marathon Oil Corp.	7,400	236,060
Occidental Petroleum Corp.	1,900	148,960
Petroleo Brasileiro SA, ADR	2,800	128,520
Suncor Energy, Inc.	3,700	127,872
XTO Energy, Inc.	1,925	79,541
		1,565,286
Total Energy		2,139,534

Financials—29.6%
Capital Markets—9.6%
Bank of New York Mellon Corp. (The)	12,058	349,561
Franklin Resources, Inc.	2,300	231,380
Goldman Sachs Group, Inc. (The)	2,600	479,310
Legg Mason, Inc.	1,800	55,854
Morgan Stanley	7,900	243,952
State Street Corp.	2,300	120,980
T. Rowe Price Group, Inc.	2,900	132,530
TD Ameritrade Holding Corp.*	3,700	72,594
		1,686,161
Commercial Banks—13.1%
BB&T Corp.	4,600	125,304
Comerica, Inc.	1,100	32,637
Keycorp	20,800	135,200
M&T Bank Corp.	1,900	118,408
PNC Financial Services Group, Inc.	4,800	233,232
Regions Financial Corp.	4,700	29,187
SunTrust Banks, Inc.	30,500	687,775
Wells Fargo & Co.	20,500	577,690
Zions Bancorporation	19,800	355,806
		2,295,239
Consumer Finance—0.3%
Capital One Financial Corp.	1,400	50,022
Diversified Financial Services—4.5%
Citigroup, Inc.	11,200	54,208
JPMorgan Chase & Co.	15,564	682,015
Moody's Corp.	2,900	59,334
		795,557
Insurance—2.0%
AON Corp.	4,300	174,967
MetLife, Inc.	4,000	152,280
Principal Financial Group, Inc.	1,100	30,129
		357,376

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Real Estate Investment Trusts (REITs)—0.1%
Annaly Capital Management, Inc. REIT	1,100	$19,954
Total Financials		5,204,309

Health Care—11.5%
Biotechnology—1.8%
Amgen, Inc.*	5,200	313,196
Health Care Equipment & Supplies—2.8%
Boston Scientific Corp.*	28,800	304,992
Covidien plc	4,400	190,344
		495,336
Health Care Providers & Services—0.7%
UnitedHealth Group, Inc.	3,800	95,152
WellPoint, Inc.*	800	37,888
		133,040
Pharmaceuticals—6.2%
Abbott Laboratories	4,400	217,668
Johnson & Johnson	8,500	517,565
Merck & Co., Inc.	3,100	98,053
Teva Pharmaceutical Industries Ltd., ADR	5,000	252,800
		1,086,086
Total Health Care		2,027,658

Industrials—8.8%
Aerospace & Defense—0.6%
Honeywell International, Inc.	1,800	66,870
Raytheon Co.	900	43,173
		110,043
Air Freight & Logistics—0.2%
FedEx Corp.	400	30,088
Airlines—2.5%
Delta Air Lines, Inc.*	49,400	442,624
Building Products—0.4%
Masco Corp.	4,900	63,308
Electrical Equipment—0.4%
Emerson Electric Co.	1,900	76,152
Machinery—2.5%
Caterpillar, Inc.	2,700	138,591
Deere & Co.	200	8,584
Eaton Corp.	4,322	244,582
Joy Global, Inc.	1,000	48,940
		440,697
Road & Rail—2.2%
Canadian National Railway Co.	2,100	102,879
Hertz Global Holdings, Inc.*	26,500	286,995
		389,874
Total Industrials		1,552,786

Information Technology—5.1%
Communications Equipment—1.4%
Cisco Systems, Inc.*	10,800	254,232
Computers & Peripherals—1.1%
EMC Corp.*	1,900	32,376
Hewlett-Packard Co.	3,300	155,793
		188,169
Internet Software & Services—0.5%
IAC/InterActiveCorp*	4,775	96,407

Semiconductors & Semiconductor Equipment—0.8%
Intel Corp.	6,900	135,033
Software—1.3%
Adobe Systems, Inc.*	2,800	92,512
Oracle Corp.	6,500	135,460
		227,972
Total Information Technology		901,813

Materials—3.1%
Chemicals—1.4%
Dow Chemical Co. (The)	7,100	185,097
Praxair, Inc.	700	57,183
		242,280
Metals & Mining—1.7%
Barrick Gold Corp.	7,900	299,410
Total Materials		541,690

Telecommunication Services—2.1%
Diversified Telecommunication Services—2.1%
AT&T, Inc.	8,392	226,668
Verizon Communications, Inc.	4,900	148,323
Total Telecommunication Services		374,991

Utilities—2.0%
Electric Utilities—0.4%
Southern Co.	2,000	63,340
Multi-Utilities—1.6%
PG&E Corp.	6,900	279,381
Total Utilities		342,721

Total Common Stocks
(Cost—$13,783,679)		16,012,533

	Principal
	Amount	Value
Short-Term Securities—6.0%
Repurchase Agreement**—6.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $1,062,584
(Cost—$1,062,582)	$1,062,582	1,062,582
Total Investments—97.1%
(Cost $14,846,261)		17,075,115
Other Assets Less Liabilities—2.9%		515,588
Net Assets—100.0%		$17,590,703

* Non-income producing security.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Affiliated Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—100.0%
Consumer Discretionary—15.2%
Auto Components—1.3%
Johnson Controls, Inc.	21,460	$548,518
Hotels, Restaurants & Leisure—2.6%
McDonald's Corp.	9,680	552,438
Starbucks Corp.*	25,830	533,389
		1,085,827
Household Durables—0.9%
NVR, Inc.*	580	369,675
Internet & Catalog Retail—1.3%
priceline.com, Inc.*	3,230	535,598
Media—1.3%
Comcast Corp. (Class A)	32,950	556,525
Multiline Retail—1.3%
Nordstrom, Inc.	17,890	546,361
Specialty Retail—3.7%
Bed Bath & Beyond, Inc.*	14,070	528,188
Gap, Inc. (The)	23,670	506,538
Home Depot, Inc.	18,330	488,311
		1,523,037
Textiles, Apparel & Luxury Goods—2.8%
Coach, Inc.	18,520	609,678
Polo Ralph Lauren Corp.	7,230	553,963
		1,163,641
Total Consumer Discretionary		6,329,182

Consumer Staples—11.9%
Beverages—2.5%
Hansen Natural Corp.*	15,000	551,100
Molson Coors Brewing Co. (Class B)	10,350	503,838
		1,054,938
Food & Staples Retailing—2.9%
SYSCO Corp.	19,710	489,793
Wal-Mart Stores, Inc.	14,530	713,278
		1,203,071
Food Products—2.6%
Archer-Daniels-Midland Co.	18,000	525,960
General Mills, Inc.	8,390	540,148
		1,066,108
Household Products—2.4%
Clorox Co.	8,690	511,146
Kimberly-Clark Corp.	8,430	497,201
		1,008,347
Tobacco—1.5%
Philip Morris International, Inc.	12,610	614,612
Total Consumer Staples		4,947,076

Energy—3.8%
Energy Equipment & Services—2.6%
Cameron International Corp.*	15,110	571,460
Diamond Offshore Drilling, Inc.	5,290	505,301
		1,076,761
Oil, Gas & Consumable Fuels—1.2%
Occidental Petroleum Corp.	6,640	520,576
Total Energy		1,597,337

Financials—10.2%
Capital Markets—5.1%
Goldman Sachs Group, Inc. (The)	3,030	558,580
Northern Trust Corp.	9,750	567,060
SEI Investments Co.	25,540	502,627
TD Ameritrade Holding Corp.*	25,280	495,994
		2,124,261
Commercial Banks—1.3%
Wells Fargo & Co.	19,680	554,583
Consumer Finance—1.3%
Capital One Financial Corp.	14,450	516,299
Insurance—2.5%
Principal Financial Group, Inc.	17,400	476,586
Prudential Financial, Inc.	11,330	565,480
		1,042,066
Total Financials		4,237,209

Health Care—14.4%
Biotechnology—2.3%
Amgen, Inc.*	7,720	464,976
Gilead Sciences, Inc.*	10,890	507,256
		972,232
Health Care Equipment & Supplies—2.5%
Boston Scientific Corp.*	43,800	463,842
Hospira, Inc.*	13,300	593,180
		1,057,022
Health Care Providers & Services—3.8%
McKesson Corp.	9,620	572,871
Medco Health Solutions, Inc.*	10,100	558,631
WellPoint, Inc.*	9,220	436,659
		1,568,161
Life Sciences Tools & Services—2.3%
Millipore Corp.*	6,490	456,442
Waters Corp.*	8,840	493,802
		950,244

Pharmaceuticals—3.5%
Bristol-Myers Squibb Co.	22,360	503,547
Eli Lilly & Co.	13,230	436,987
Schering-Plough Corp.	18,130	512,173
		1,452,707
Total Health Care		6,000,366

Industrials—12.7%
Aerospace & Defense—2.4%
Goodrich Corp.	9,720	528,185
Raytheon Co.	10,330	495,530
		1,023,715
Air Freight & Logistics—1.2%
Expeditors International of Washington, Inc.	14,280	501,942

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz CCM Capital Appreciation Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Construction & Engineering—2.6%
Fluor Corp.	10,480	$532,908
Shaw Group, Inc. (The)*	16,970	544,567
		1,077,475
Electrical Equipment—1.2%
Cooper Industries plc (Class A)	13,610	511,328
Industrial Conglomerates—1.2%
3M Co.	6,990	515,862
Machinery—1.6%
Joy Global, Inc.	13,720	671,457
Road & Rail—1.2%
Norfolk Southern Corp.	11,310	487,574
Trading Companies & Distributors—1.3%
W.W. Grainger, Inc.	5,900	527,224
Total Industrials		5,316,577

Information Technology—26.9%
Communications Equipment—3.9%
Cisco Systems, Inc.*	44,720	1,052,709
QUALCOMM, Inc.	12,570	565,398
		1,618,107
Computers & Peripherals—9.6%
Apple, Inc.*	7,230	1,340,225
EMC Corp.*	32,010	545,450
Hewlett-Packard Co.	14,770	697,292
International Business Machines Corp.	7,020	839,662
NetApp, Inc.*	22,250	593,630
		4,016,259
Internet Software & Services—2.7%
eBay, Inc.*	25,080	592,139
Google, Inc. (Class A)*	1,090	540,476
		1,132,615
IT Services—1.5%
Lender Processing Services, Inc.	16,720	638,203
Semiconductors & Semiconductor Equipment—3.8%
Broadcom Corp. (Class A)*	18,310	561,934
Marvell Technology Group Ltd.*	29,840	483,109
Texas Instruments, Inc.	22,320	528,761
		1,573,804
Software—5.4%
BMC Software, Inc.*	12,710	477,006
CA, Inc.	28,160	619,239
Intuit, Inc.*	16,580	472,530
Oracle Corp.	32,020	667,297
		2,236,072
Total Information Technology		11,215,060

Materials—3.9%
Chemicals—1.3%
CF Industries Holdings, Inc.	6,180	532,901
Containers & Packaging—1.3%
Crown Holdings, Inc.*	19,560	532,032
Metals & Mining—1.3%
Cliffs Natural Resources, Inc.	17,680	572,125
Total Materials		1,637,058

Utilities—1.0%
Electric Utilities—1.0%
Exelon Corp.	8,200	406,884
Total Common Stocks
(Cost—$36,489,951)		41,686,749

	Principal
	Amount	Value
Short-Term Securities—1.6%
Repurchase Agreement**—1.6%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $685,924
(Cost—$685,923)	$685,923	685,923
Total Investments—101.6%
(Cost $37,175,874)		42,372,672
Liabilities in Excess of Other
Assets—(1.6)%		(680,350)
Net Assets—100.0%		$41,692,322

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—97.5%
Consumer Discretionary—15.8%
Auto Components—1.4%
Autoliv, Inc.	2,700	$90,720
BorgWarner, Inc.	2,400	72,624
WABCO Holdings, Inc.	12,300	258,300
		421,644
Distributors—0.2%
Genuine Parts Co.	1,600	60,896
Hotels, Restaurants & Leisure—5.1%
International Game Technology	17,600	378,048
Marriott International, Inc. (Class A)	14,828	409,104
Starwood Hotels & Resorts Worldwide, Inc.	12,100	399,663
Wynn Resorts Ltd.*	4,700	333,183
		1,519,998
Household Durables—0.7%
Fortune Brands, Inc.	5,200	223,496
Media—2.7%
Interpublic Group of Cos., Inc.*	53,791	404,508
Omnicom Group, Inc.	10,700	395,258
		799,766
Multiline Retail—1.6%
Big Lots, Inc.*	6,500	162,630
Macy's, Inc.	4,016	73,453
Nordstrom, Inc.	7,500	229,050
		465,133
Specialty Retail—3.7%
American Eagle Outfitters, Inc.	19,700	332,142
Childrens Place Retail Stores, Inc. (The)*	3,100	92,876
Guess?, Inc.	5,900	218,536
PetSmart, Inc.	10,300	224,025
TJX Cos., Inc.	6,500	241,475
		1,109,054
Textiles, Apparel & Luxury Goods—0.4%
Fossil, Inc.*	4,300	122,335
Total Consumer Discretionary		4,722,322

Consumer Staples—1.2%
Food Products—1.2%
J.M. Smucker Co. (The)	6,800	360,468
Energy—9.8%
Energy Equipment & Services—4.5%
Cameron International Corp.*	5,200	196,664
Halliburton Co.	15,136	410,488
Helmerich & Payne, Inc.	3,600	142,308
Nabors Industries Ltd.*	4,200	87,780
Smith International, Inc.	9,400	269,780
Superior Energy Services, Inc.*	10,500	236,460
		1,343,480
Oil, Gas & Consumable Fuels—5.3%
Cabot Oil & Gas Corp.	9,700	346,775
El Paso Corp.	11,400	117,648
EOG Resources, Inc.	2,400	200,424
Goodrich Petroleum Corp.*	6,100	157,441
Noble Energy, Inc.	4,500	296,820
Range Resources Corp.	1,700	83,912
Williams Cos., Inc. (The)	21,500	384,205
		1,587,225
Total Energy		2,930,705

Financials—17.3%
Capital Markets—4.2%
Lazard Ltd. (Class A)	15,600	644,436
Raymond James Financial, Inc.	7,800	181,584
State Street Corp.	7,900	415,540
		1,241,560
Commercial Banks—7.1%
City National Corp.	9,900	385,407
Comerica, Inc.	13,800	409,446
Commerce Bancshares, Inc.	5,500	204,820
Cullen/Frost Bankers, Inc.	3,700	191,068
Keycorp	36,300	235,950
M&T Bank Corp.	6,300	392,616
PNC Financial Services Group, Inc.	3,200	155,488
SunTrust Banks, Inc.	6,700	151,085
		2,125,880
Insurance—6.0%
ACE Ltd.*	11,400	609,444
AON Corp.	11,700	476,073
Markel Corp.*	700	230,874
PartnerRe Ltd.	6,200	477,028
		1,793,419
Total Financials		5,160,859

Health Care—13.6%
Biotechnology—0.5%
Onyx Pharmaceuticals, Inc.*	4,700	140,859
Health Care Equipment & Supplies—1.4%
DENTSPLY International, Inc.	3,100	107,074
Varian Medical Systems, Inc.*	7,200	303,336
		410,410
Health Care Providers & Services—8.1%
AmerisourceBergen Corp.	25,700	575,166
DaVita, Inc.*	8,800	498,432
Healthsouth Corp.*	17,200	269,008
Humana, Inc.*	900	33,570
McKesson Corp.	8,500	506,175
Patterson Cos., Inc.*	19,600	534,100
		2,416,451
Pharmaceuticals—3.6%
Mylan, Inc.*	35,650	570,756
Warner Chilcott plc (Class A)*	12,800	276,736
Watson Pharmaceuticals, Inc.*	6,700	245,488
		1,092,980
Total Health Care		4,060,700

Industrials—16.4%
Aerospace & Defense—1.7%
Curtiss-Wright Corp.	3,600	122,868
ITT Corp.	7,400	385,910
		508,778

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Mid Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Airlines—0.2%
Southwest Airlines Co.	5,000	$48,000
Commercial Services & Supplies—0.8%
Republic Services, Inc.	9,055	240,591
Construction & Engineering—2.4%
Jacobs Engineering Group, Inc.*	9,400	431,930
KBR, Inc.	12,785	297,763
		729,693
Electrical Equipment—1.1%
AMETEK, Inc.	3,500	122,185
Roper Industries, Inc.	4,000	203,920
		326,105
Industrial Conglomerates—1.4%
Tyco International, Ltd.	12,000	413,760
Machinery—5.2%
Cummins, Inc.	2,200	98,582
Eaton Corp.	8,100	458,379
Kennametal, Inc.	8,500	209,185
Parker Hannifin Corp.	6,200	321,408
Pentair, Inc.	4,200	123,984
SPX Corp.	5,500	336,985
		1,548,523
Marine—0.6%
Kirby Corp.*	5,000	184,100
Road & Rail—2.0%
Kansas City Southern*	22,800	603,972
Trading Companies & Distributors—1.0%
GATX Corp.	6,700	187,265
W.W. Grainger, Inc.	1,200	107,232
		294,497
Total Industrials		4,898,019

Information Technology—12.5%
Communications Equipment—1.2%
Tellabs, Inc.*	52,700	364,684
Computers & Peripherals—1.6%
Diebold, Inc.	9,200	302,956
QLogic Corp.*	10,800	185,760
		488,716
Electronic Equipment, Instruments & Components—0.7%
Trimble Navigation Ltd.*	8,500	203,235
Semiconductors & Semiconductor Equipment—1.8%
Micron Technology, Inc.*	31,200	255,840
Xilinx, Inc.	11,300	264,646
		520,486
Software—7.2%
Adobe Systems, Inc.*	19,300	637,672
Autodesk, Inc.*	13,300	316,540
CA, Inc.	10,100	222,099
Intuit, Inc.*	11,400	324,900
Jack Henry & Associates, Inc.	10,300	241,741
McAfee, Inc.*	7,400	324,046
Sybase, Inc.*	2,155	83,830
		2,150,828
Total Information Technology		3,727,949

Materials—5.2%
Chemicals—1.6%
Celanese Corp., Series A	8,100	202,500
Valspar Corp.	10,300	283,353
		485,853
Containers & Packaging—0.9%
Ball Corp.	5,600	275,520
Metals & Mining—2.7%
Reliance Steel & Aluminum Co.	12,200	519,232
Steel Dynamics, Inc.	6,300	96,642
United States Steel Corp.	4,000	177,480
		793,354
Total Materials		1,554,727

Telecommunication Services—1.8%
Diversified Telecommunication Services—1.8%
CenturyTel, Inc.	16,551	556,114
Utilities—3.9%
Electric Utilities—0.5%
Northeast Utilities	6,800	161,432
Gas Utilities—2.3%
EQT Corp.	12,600	536,760
Piedmont Natural Gas Co., Inc.	5,800	138,852
		675,612
Multi-Utilities—1.1%
CMS Energy Corp.	23,900	320,260
Total Utilities		1,157,304

Total Common Stocks
(Cost—$24,588,934)		29,129,167

	Principal
	Amount	Value
Short-Term Securities—1.8%
Repurchase Agreement**—1.8%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $526,734
(Cost—$526,733)	$526,733	526,733
Total Investments—99.3%
(Cost $25,115,667)		29,655,900
Other Assets Less Liabilities—0.7%		213,871
Net Assets—100.0%		$29,869,771

*	Non-income producing security.
**

The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—82.4%
Consumer Discretionary—13.5%
Diversified Consumer Services—4.0%
Apollo Group, Inc. (Class A)*	1,800	$132,606
Coinstar, Inc.*	11,690	385,536
		518,142
Hotels, Restaurants & Leisure—2.7%
Bally Technologies, Inc.*	4,600	176,502
Darden Restaurants, Inc.	4,900	167,237
		343,739
Household Durables—2.6%
Lennar Corp. (Class A)	7,100	101,175
Meritage Homes Corp.*	5,400	109,620
NVR, Inc.*	200	127,474
		338,269
Multiline Retail—2.5%
Big Lots, Inc.*	6,900	172,638
Kohl's Corp.*	2,700	154,035
		326,673
Specialty Retail—1.7%
J. Crew Group, Inc.*	5,900	211,338
Total Consumer Discretionary		1,738,161

Consumer Staples—3.8%
Food & Staples Retailing—1.9%
BJ's Wholesale Club, Inc.*	6,700	242,674
Personal Products—1.9%
Avon Products, Inc.	7,400	251,304
Total Consumer Staples		493,978

Energy—4.2%
Energy Equipment & Services—2.5%
Cameron International Corp.*	1,800	68,076
National Oilwell Varco, Inc.*	1,500	64,695
Noble Corp.	1,600	60,736
Weatherford International Ltd.*	6,400	132,672
		326,179
Oil, Gas & Consumable Fuels—1.7%
Massey Energy Co.	1,900	52,991
Noble Energy, Inc.	1,500	98,940
Southwestern Energy Co.*	1,400	59,752
		211,683
Total Energy		537,862

Financials—6.1%
Capital Markets—1.0%
Invesco Ltd.	5,600	127,456
Consumer Finance—1.1%
Discover Financial Services	9,000	146,070
Diversified Financial Services—1.1%
Interactive Brokers Group, Inc.
(Class A)*	6,800	135,116
Insurance—2.9%
Aflac, Inc.	3,700	158,138
Principal Financial Group, Inc.	3,066	83,978
Prudential Financial, Inc.	2,761	137,801
		379,917
Total Financials		788,559

Health Care—9.9%
Biotechnology—1.7%
Alexion Pharmaceuticals, Inc.*	2,100	93,534
United Therapeutics Corp.*	400	19,596
Vertex Pharmaceuticals, Inc.*	2,900	109,910
		223,040
Health Care Equipment & Supplies—2.8%
Alcon, Inc.	1,400	194,138
Beckman Coulter, Inc.	659	45,432
NuVasive, Inc.*	2,900	121,104
		360,674
Health Care Providers & Services—2.2%
Community Health Systems, Inc.*	3,500	111,755
Express Scripts, Inc.*	1,500	116,370
WellPoint, Inc.*	1,200	56,832
		284,957
Health Care Technology—0.8%
Cerner Corp.*	1,300	97,240
Life Sciences Tools & Services—2.0%
Illumina, Inc.*	3,100	131,750
Life Technologies Corp.*	2,600	121,030
		252,780
Pharmaceuticals—0.4%
Allergan, Inc.	1,000	56,760
Total Health Care		1,275,451

Industrials—11.9%
Aerospace & Defense—2.8%
Goodrich Corp.	1,100	59,774
ITT Corp.	2,400	125,160
Precision Castparts Corp.	1,800	183,366
		368,300
Airlines—0.6%
Delta Air Lines, Inc.*	8,500	76,160
Commercial Services & Supplies—0.3%
Avery Dennison Corp.	1,000	36,010
Construction & Engineering—1.8%
Fluor Corp.	1,200	61,020
Foster Wheeler AG*	4,100	130,831
Quanta Services, Inc.*	1,900	42,047
		233,898
Electrical Equipment—1.3%
General Cable Corp.*	4,200	164,430
Machinery—1.7%
Cummins, Inc.	1,400	62,734
Joy Global, Inc.	3,100	151,714
		214,448
Professional Services—1.2%
FTI Consulting, Inc.*	3,600	153,396

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Seligman Mid Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Road & Rail—1.4%
CSX Corp.	3,100	$129,766
J.B. Hunt Transport Services, Inc.	1,700	54,621
		184,387
Transportation Infrastructure—0.8%
Aegean Marine Petroleum Network, Inc.	4,400	99,000
Total Industrials		1,530,029

Information Technology—26.7%
Communications Equipment—3.0%
Blue Coat Systems, Inc.*	7,700	173,943
Brocade Communications Systems, Inc.*	16,900	132,834
F5 Networks, Inc.*	2,000	79,260
		386,037
Internet Software & Services—4.5%
Equinix, Inc.*	1,100	101,200
SAVVIS, Inc.*	30,292	479,219
		580,419
IT Services—3.8%
Cognizant Technology Solutions Corp. (Class A)*	4,800	185,568
Mastercard, Inc. (Class A)	1,500	303,225
		488,793
Semiconductors & Semiconductor Equipment—6.2%
Intersil Corp. (Class A)	11,400	174,534
Marvell Technology Group Ltd.*	24,200	391,798
Microsemi Corp.*	15,300	241,587
		807,919
Software—9.2%
Activision Blizzard, Inc.*	14,100	174,699
Citrix Systems, Inc.*	3,600	141,228
McAfee, Inc.*	5,500	240,845
Rovi Corp.*	18,716	628,858
		1,185,630
Total Information Technology		3,448,798

Materials—3.2%
Chemicals—1.4%
Celanese Corp., Series A	1,900	47,500
Ecolab, Inc.	1,400	64,722
Potash Corp. of Saskatchewan, Inc.	800	72,272
		184,494
Metals & Mining—1.8%
Agnico-Eagle Mines Ltd.	2,100	142,485
United States Steel Corp.	2,000	88,740
		231,225
Total Materials		415,719

Telecommunication Services—1.5%
Diversified Telecommunication Services—0.4%
Qwest Communications International, Inc.	13,200	50,292
Wireless Telecommunication Services—1.1%
NII Holdings, Inc.*	3,200	95,936
SBA Communications Corp. (Class A)*	1,600	43,248
		139,184
Total Telecommunication Services		189,476

Utilities—1.6%
Electric Utilities—1.2%
ITC Holdings Corp.	3,500	159,075
Multi-Utilities—0.4%
Public Service Enterprise Group, Inc.	1,400	44,016
Total Utilities		203,091

Total Common Stocks
(Cost—$8,506,542)		10,621,124

	Principal
	Amount	Value
Short-Term Securities—18.0%
Repurchase Agreement**—18.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $2,317,320
(Cost—$2,317,315)	$2,317,315	2,317,315
Total Investments—100.4%
(Cost $10,823,857)		12,938,439
Liabilities in Excess of Other Assets—(0.4)%		(50,430)
Net Assets—100.0%		$12,888,009
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—98.9%
Consumer Discretionary—7.8%
Hotels, Restaurants & Leisure—1.1%
International Speedway Corp. (Class A)	14,000	$385,980
Leisure Equipment & Products—1.1%
Sturm Ruger & Co., Inc.	29,000	375,260
Specialty Retail—2.2%
Aaron's, Inc.	13,300	351,120
Buckle, Inc. (The)	11,900	406,266
		757,386
Textiles, Apparel & Luxury Goods—3.4%
Phillips-Van Heusen Corp.	9,000	385,110
Unifirst Corp.	9,300	413,385
Wolverine World Wide, Inc.	15,100	375,084
		1,173,579
Total Consumer Discretionary		2,692,205

Consumer Staples—10.3%
Beverages—0.6%
Embotelladora Andina SA (Class B), ADR	12,000	215,520
Food & Staples Retailing—3.2%
Casey's General Stores, Inc.	13,500	423,630
Ruddick Corp.	14,100	375,342
Weis Markets, Inc.	9,100	290,745
		1,089,717
Food Products—4.3%
Cal-Maine Foods, Inc.	12,400	331,948
Corn Products International, Inc.	13,100	373,612
Del Monte Foods Co.	34,200	396,036
J.M. Smucker Co. (The)	7,100	376,371
		1,477,967
Household Products—1.1%
WD-40 Co.	13,300	377,720
Tobacco—1.1%
Universal Corp.	9,300	388,926
Total Consumer Staples		3,549,850

Energy—7.6%
Energy Equipment & Services—1.1%
Tidewater, Inc.	7,900	372,011
Oil, Gas & Consumable Fuels—6.5%
Berry Petroleum Co. (Class A)	15,700	420,446
Cimarex Energy Co.	9,100	394,212
Frontier Oil Corp.	26,900	374,448
Holly Corp.	15,700	402,234
Tsakos Energy Navigation Ltd.	18,500	289,525
World Fuel Services Corp.	7,700	370,139
		2,251,004
Total Energy		2,623,015

Financials—19.0%
Capital Markets—1.6%
Federated Investors, Inc. (Class B)	14,800	390,276
Raymond James Financial, Inc.	6,600	153,648
		543,924
Commercial Banks—2.2%
Bank of Hawaii Corp.	9,300	386,322
Cullen/Frost Bankers, Inc.	7,600	392,464
		778,786
Consumer Finance—1.1%
Advance America Cash Advance Centers, Inc.	69,600	389,760
Insurance—5.5%
American Equity Investment Life Holding Co.	53,400	374,868
American Financial Group, Inc.	14,400	367,200
Delphi Financial Group, Inc. (Class A)	17,450	394,894
Infinity Property & Casualty Corp.	8,900	378,072
RLI Corp.	7,400	390,572
		1,905,606
Real Estate Investment Trusts (REITs)—8.6%
Chimera Investment Corp. REIT	99,400	379,708
Equity One, Inc. REIT	20,800	325,936
Franklin Street Properties Corp. REIT	26,500	347,150
Healthcare Realty Trust, Inc. REIT	17,900	378,227
HRPT Properties Trust REIT	53,800	404,576
Nationwide Health Properties, Inc. REIT	12,000	371,880
PS Business Parks, Inc. REIT	7,200	369,504
Sovran Self Storage, Inc. REIT	13,000	395,590
		2,972,571
Total Financials		6,590,647

Health Care—7.8%
Health Care Equipment & Supplies—5.6%
Cooper Cos., Inc. (The)	13,100	389,463
Invacare Corp.	16,700	372,076
STERIS Corp.	12,700	386,715
Teleflex, Inc.	8,000	386,480
West Pharmaceutical Services, Inc.	9,800	397,978
		1,932,712
Health Care Providers & Services—1.1%
Owens & Minor, Inc.	8,400	380,100
Life Sciences Tools & Services—1.1%
PerkinElmer, Inc.	19,608	377,258
Total Health Care		2,690,070

Industrials—15.3%
Aerospace & Defense—1.1%
Curtiss-Wright Corp.	11,300	385,669
Airlines—1.1%
Skywest, Inc.	22,400	371,392
Building Products—1.1%
Lennox International, Inc.	10,500	379,260
Commercial Services & Supplies—2.2%
Brink's Co. (The)	12,900	347,139
Ennis, Inc.	25,900	417,767
		764,906

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Allianz NFJ Small Cap Value Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Construction & Engineering—2.1%
Granite Construction, Inc.	10,800	$334,152
KBR, Inc.	16,400	381,956
		716,108
Electrical Equipment—2.1%
Acuity Brands, Inc.	11,200	360,752
Belden, Inc.	16,400	378,840
		739,592
Machinery—4.5%
Barnes Group, Inc.	22,900	391,361
Bucyrus International, Inc.	11,100	395,382
Crane Co.	15,200	392,312
Harsco Corp.	11,200	396,592
		1,575,647
Trading Companies & Distributors—1.1%
Applied Industrial Technologies, Inc.	17,400	368,184
Total Industrials		5,300,758

Information Technology—3.5%
Computers & Peripherals—1.2%
Diebold, Inc.	12,000	395,160
Electronic Equipment, Instruments & Components—2.3%
AVX Corp.	31,600	376,988
Jabil Circuit, Inc.	31,500	422,415
		799,403
Total Information Technology		1,194,563

Materials—14.6%
Chemicals—7.8%
Innophos Holdings, Inc.	18,400	340,400
International Flavors & Fragrances, Inc.	10,500	398,265
Lubrizol Corp.	5,500	393,030
Methanex Corp.	22,000	380,820
RPM International, Inc.	21,900	404,931
Sensient Technologies Corp.	14,000	388,780
Terra Industries, Inc.	11,300	391,771
		2,697,997
Containers & Packaging—2.3%
Silgan Holdings, Inc.	7,300	384,929
Sonoco Products Co.	14,300	393,822
		778,751
Metals & Mining—4.5%
Commercial Metals Co.	20,100	359,790
Compass Minerals International, Inc.	6,700	412,854
IAMGOLD Corp.	29,900	422,786
Royal Gold, Inc.	8,300	378,480
		1,573,910
Total Materials		5,050,658

Utilities—13.0%
Electric Utilities—2.2%
Cleco Corp.	16,200	406,296
Westar Energy, Inc.	18,600	362,886
		769,182
Gas Utilities—7.6%
AGL Resources, Inc.	11,100	391,497
Atmos Energy Corp.	13,000	366,340
Energen Corp.	8,600	370,660
National Fuel Gas Co.	8,000	366,480
Southwest Gas Corp.	15,000	383,700
UGI Corp.	14,700	368,382
WGL Holdings, Inc.	11,300	374,482
		2,621,541
Multi-Utilities—2.1%
OGE Energy Corp.	11,700	387,036
Vectren Corp.	15,600	359,424
		746,460
Water Utilities—1.1%
American Water Works Co., Inc.	18,600	370,884
Total Utilities		4,508,067

Total Common Stocks
(Cost—$25,502,954)		34,199,833

	Principal
	Amount	Value
Short-Term Securities—5.0%
Repurchase Agreement**—5.0%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $1,731,528
(Cost—$1,731,525)	$1,731,525	1,731,525
Total Investments—103.9%
(Cost $27,234,479)		35,931,358
Liabilities in Excess of Other Assets—(3.9)%		(1,333,343)
Net Assets—100.0%		$34,598,015
____________________

**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

Glossary:
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—97.9%
Consumer Discretionary—14.2%
Diversified Consumer Services—3.0%
American Public Education, Inc.*	2,120	$73,649
Coinstar, Inc.*	1,600	52,768
K12, Inc.*	2,740	45,155
Lincoln Educational Services Corp.*	10,000	228,800
		400,372
Hotels, Restaurants & Leisure—3.4%
Cheesecake Factory, Inc. (The)*	3,130	57,967
DineEquity, Inc.	3,400	84,150
Life Time Fitness, Inc.*	8,500	238,425
PF Chang's China Bistro, Inc.*	2,000	67,940
		448,482
Media—1.4%
Morningstar, Inc.*	1,850	89,836
National CineMedia, Inc.	5,800	98,426
		188,262
Specialty Retail—4.5%
hhgregg, Inc.*	3,940	66,744
J. Crew Group, Inc.*	6,120	219,218
OfficeMax, Inc.*	7,120	89,570
Ulta Salon Cosmetics & Fragrance, Inc.*	13,520	223,215
		598,747
Textiles, Apparel & Luxury Goods—1.9%
G-III Apparel Group Ltd.*	2,730	38,630
Iconix Brand Group, Inc.*	7,960	99,261
Lululemon Athletica, Inc.*	5,400	122,850
		260,741
Total Consumer Discretionary		1,896,604

Consumer Staples—1.7%
Household Products—0.8%
Central Garden and Pet Co.*	8,940	105,045
Personal Products—0.9%
NBTY, Inc.*	3,200	126,656
Total Consumer Staples		231,701

Energy—4.3%
Energy Equipment & Services—0.5%
Oceaneering International, Inc.*	1,290	73,207
Oil, Gas & Consumable Fuels—3.8%
Comstock Resources, Inc.*	3,400	136,272
Concho Resources, Inc.*	3,520	127,846
Forest Oil Corp.*	6,610	129,358
Swift Energy Co.*	4,680	110,823
		504,299
Total Energy		577,506

Financials—6.6%
Capital Markets—2.7%
Affiliated Managers Group, Inc.*	1,330	86,463
Broadpoint Gleacher Securities, Inc.*	16,370	136,526
Calamos Asset Management, Inc. (Class A)	5,350	69,871
PennantPark Investment Corp.	8,400	68,124
		360,984
Diversified Financial Services—1.0%
MSCI, Inc. (Class A)*	4,380	129,736
Insurance—2.2%
HCC Insurance Holdings, Inc.	3,360	91,896
ProAssurance Corp.*	2,140	111,686
Tower Group, Inc.	3,858	94,097
		297,679
Thrifts & Mortgage Finance—0.7%
WSFS Financial Corp.	3,590	95,637
Total Financials		884,036

Health Care—27.3%
Biotechnology—5.9%
Acorda Therapeutics, Inc.*	1,380	32,127
Alexion Pharmaceuticals, Inc.*	1,400	62,356
Ariad Pharmaceuticals, Inc.*	19,960	44,311
BioMarin Pharmaceutical, Inc.*	5,280	95,463
Exelixis, Inc.*	13,340	85,109
Halozyme Therapeutics, Inc.*	16,280	115,751
Human Genome Sciences, Inc.*	3,910	73,586
Incyte Corp. Ltd.*	8,500	57,375
Medivation, Inc.*	2,830	76,806
Myriad Pharmaceuticals, Inc.*	8,362	49,001
Onyx Pharmaceuticals, Inc.*	1,530	45,854
Theravance, Inc.*	3,430	50,215
		787,954
Health Care Equipment & Supplies—3.3%
Insulet Corp.*	10,800	121,284
Masimo Corp.*	4,660	122,092
Meridian Bioscience, Inc.	2,390	59,774
Thoratec Corp.*	4,400	133,188
		436,338
Health Care Providers & Services—6.6%
Clarient, Inc.*	5,900	24,839
Emeritus Corp.*	10,030	220,159
Genoptix, Inc.*	5,180	180,160
Gentiva Health Services, Inc.*	3,000	75,030
Health Net, Inc.*	6,650	102,410
Healthspring, Inc.*	7,370	90,283
Psychiatric Solutions, Inc.*	7,040	188,390
		881,271
Health Care Technology—4.1%
athenahealth, Inc.*	1,500	57,555
MedAssets, Inc.*	9,470	213,738
Omnicell, Inc.*	13,450	149,833
Vital Images, Inc.*	9,580	119,941
		541,067
Life Sciences Tools & Services—4.5%
Bruker Corp.*	16,480	175,842
Enzo Biochem, Inc.*	33,385	236,366
ICON plc, ADR*	7,670	187,838
		600,046
Pharmaceuticals—2.9%
Cumberland Pharmaceuticals, Inc.*	7,320	118,511
Nektar Therapeutics*	13,400	130,516
Sucampo Pharmaceuticals, Inc. (Class A)*	10,350	60,340

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/JPMorgan Small Cap Growth Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Viropharma, Inc.*	8,420	$81,000
		390,367
Total Health Care		3,637,043

Industrials—14.5%
Aerospace & Defense—1.7%
DigitalGlobe, Inc.*	4,080	91,270
HEICO Corp.	3,210	139,185
		230,455
Building Products—2.7%
Lennox International, Inc.	3,920	141,590
Simpson Manufacturing Co., Inc.	2,560	64,666
Trex Co., Inc.*	8,200	149,240
		355,496
Commercial Services & Supplies—1.6%
Geo Group, Inc. (The)*	6,480	130,702
Waste Connections, Inc.*	3,120	90,043
		220,745
Electrical Equipment—1.7%
Baldor Electric Co.	3,170	86,668
EnerSys*	4,180	92,462
Powell Industries, Inc.*	1,250	47,987
		227,117
Industrial Conglomerates—1.2%
Carlisle Cos., Inc.	4,640	157,343
Machinery—2.1%
Graco, Inc.	4,530	126,251
Wabtec Corp.	4,080	153,123
		279,374
Professional Services—0.6%
FTI Consulting, Inc.*	1,840	78,402
Road & Rail—2.3%
Landstar System, Inc.	3,710	141,202
Marten Transport Ltd.*	3,830	65,340
Old Dominion Freight Line, Inc.*	3,260	99,202
		305,744
Trading Companies & Distributors—0.6%
Beacon Roofing Supply, Inc.*	5,130	81,977
Total Industrials		1,936,653

Information Technology—25.2%
Communications Equipment—2.8%
F5 Networks, Inc.*	2,150	85,204
Riverbed Technology, Inc.*	4,730	103,871
Viasat, Inc.*	7,000	186,060
		375,135
Computers & Peripherals—1.5%
Compellent Technologies, Inc.*	7,400	133,570
Synaptics, Inc.*	2,360	59,472
		193,042
Internet Software & Services—4.1%
Art Technology Group, Inc.*	37,780	145,831
DealerTrack Holdings, Inc.*	4,990	94,361
Digital River, Inc.*	3,440	138,701
Switch & Data Facilities Co., Inc.*	12,570	171,077
		549,970
IT Services—1.9%
NCI, Inc. (Class A)*	3,260	93,432
Syntel, Inc.	3,360	160,373
		253,805
Semiconductors & Semiconductor Equipment—4.2%
Cavium Networks, Inc.*	5,800	124,526
Hittite Microwave Corp.*	3,190	117,328
Microsemi Corp.*	6,630	104,688
Varian Semiconductor Equipment Associates, Inc.*	3,660	120,194
Verigy Ltd.*	7,650	88,893
		555,629
Software—10.7%
ANSYS, Inc.*	2,700	101,169
Blackboard, Inc.*	5,210	196,834
Concur Technologies, Inc.*	2,410	95,822
NetSuite, Inc.*	12,140	185,742
Nuance Communications, Inc.*	18,390	275,114
SolarWinds, Inc.*	6,570	144,737
Sourcefire, Inc.*	6,090	130,752
Take-Two Interactive Software, Inc.*	10,260	115,015
Taleo Corp. (Class A)*	8,220	186,101
		1,431,286
Total Information Technology		3,358,867

Materials—2.4%
Chemicals—0.8%
Innospec, Inc.	7,350	108,413
Construction Materials—0.7%
Eagle Materials, Inc.	3,190	91,170
Metals & Mining—0.9%
Commercial Metals Co.	6,860	122,794
Total Materials		322,377

Telecommunication Services—1.7%
Diversified Telecommunication Services—1.7%
Cbeyond, Inc.*	5,660	91,296
Neutral Tandem, Inc.*	5,700	129,732
Total Telecommunication Services		221,028

Total Investments—97.9%
(Cost $11,840,693)		13,065,815
Other Assets Less Liabilities—2.1%		278,409
Net Assets—100.0%		$13,344,224
____________________

**	Non-income producing security.

Glossary:
ADR—American Depositary Receipt.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Common Stocks—99.7%
Consumer Discretionary—14.0%
Distributors—1.4%
LKQ Corp.*	10,900	$202,086
Hotels, Restaurants & Leisure—4.7%
BJ's Restaurants, Inc.*	7,000	104,930
Gaylord Entertainment Co.*	5,000	100,500
PF Chang's China Bistro, Inc.*	1,900	64,543
Royal Caribbean Cruises Ltd.*	2,078	50,038
Texas Roadhouse, Inc. (Class A)*	14,100	149,742
WMS Industries, Inc.*	3,700	164,872
Wynn Resorts Ltd.*	1,000	70,890
		705,515
Media—0.3%
RHI Entertainment, Inc.*	15,000	47,700
Specialty Retail—5.6%
Aeropostale, Inc.*	5,200	226,044
Penske Auto Group, Inc.	4,500	86,310
Tractor Supply Co.*	3,200	154,944
Ulta Salon Cosmetics & Fragrance, Inc.*	22,100	364,871
		832,169
Textiles, Apparel & Luxury Goods—2.0%
FGX International Holdings Ltd.*	4,800	66,960
Lululemon Athletica, Inc.*	10,211	232,300
		299,260
Total Consumer Discretionary		2,086,730

Energy—3.7%
Energy Equipment & Services—2.6%
CARBO Ceramics, Inc.	3,550	183,002
Core Laboratories NV	1,996	205,768
		388,770
Oil, Gas & Consumable Fuels—1.1%
Goodrich Petroleum Corp.*	6,100	157,441
Total Energy		546,211

Financials—7.0%
Capital Markets—2.0%
Lazard Ltd. (Class A)	3,200	132,192
Stifel Financial Corp.*	3,000	164,700
		296,892
Consumer Finance—2.7%
Cardtronics, Inc.*	34,800	272,136
First Cash Financial Services, Inc.*	7,600	130,188
		402,324
Insurance—2.3%
Hanover Insurance Group, Inc. (The)	4,300	177,719
ProAssurance Corp.*	3,300	172,227
		349,946
Total Financials		1,049,162

Health Care—25.4%
Biotechnology—12.5%
Abraxis Bioscience, Inc.*	12,763	464,318
Celera Corp.*	30,600	190,638
Human Genome Sciences, Inc.*	9,400	176,908
Ligand Pharmaceuticals, Inc. (Class B)*	16,600	38,346
Martek Biosciences Corp.*	4,500	101,655
Onyx Pharmaceuticals, Inc.*	4,200	125,874
PDL BioPharma, Inc.	16,500	130,020
Regeneron Pharmaceuticals, Inc.*	5,700	110,010
Savient Pharmaceuticals, Inc.*	24,200	367,840
Vanda Pharmaceuticals, Inc.*	12,890	150,040
		1,855,649
Health Care Equipment & Supplies—3.7%
Masimo Corp.*	6,100	159,820
Syneron Medical Ltd.*	11,700	133,497
Wright Medical Group, Inc.*	14,500	258,970
		552,287
Health Care Providers & Services—3.0%
CardioNet, Inc.*	33,000	221,760
Emergency Medical Services Corp. (Class A)*	4,800	223,200
		444,960
Health Care Technology—0.0%
Phase Forward, Inc.*	500	7,020
Life Sciences Tools & Services—3.4%
Charles River Laboratories International, Inc.*	10,600	391,988
Mettler-Toledo International, Inc.*	1,200	108,708
		500,696
Pharmaceuticals—2.8%
Cypress Bioscience, Inc.*	11,700	95,589
Perrigo Co.	9,600	326,304
		421,893
Total Health Care		3,782,505

Industrials—17.4%
Aerospace & Defense—0.9%
Applied Signal Technology, Inc.	5,900	137,293
Commercial Services & Supplies—5.0%
Clean Harbors, Inc.*	2,200	123,772
Geo Group, Inc. (The)*	10,900	219,853
Healthcare Services Group, Inc.	12,800	235,008
Tetra Tech, Inc.*	6,300	167,139
		745,772
Electrical Equipment—0.7%
SunPower Corp. (Class A)*	3,600	107,604
Machinery—5.5%
Bucyrus International, Inc.	7,300	260,026
Dynamic Materials Corp.	8,600	171,656
Middleby Corp.*	4,300	236,543
SmartHeat, Inc.*	3,300	39,171
Titan International, Inc.	12,100	107,690
		815,086

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Delaware Trend Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	Shares	Value
Marine—0.5%
Genco Shipping & Trading Ltd.	3,300	$68,574
Professional Services—1.0%
FTI Consulting, Inc.*	3,600	153,396
Road & Rail—2.8%
J.B. Hunt Transport Services, Inc.	7,000	224,910
Knight Transportation, Inc.	10,000	167,800
Marten Transport Ltd.*	1,400	23,884
		416,594
Trading Companies & Distributors—1.0%
Titan Machinery, Inc.*	12,407	155,336
Total Industrials		2,599,655

Information Technology—32.2%
Communications Equipment—12.5%
Arris Group, Inc.*	17,600	228,976
Aruba Networks, Inc.*	10,900	96,356
BigBand Networks, Inc.*	34,300	137,543
Brocade Communications Systems, Inc.*	42,200	331,692
CommScope, Inc.*	12,800	383,104
F5 Networks, Inc.*	7,300	289,299
Polycom, Inc.*	9,300	248,775
Riverbed Technology, Inc.*	6,900	151,524
		1,867,269
Electronic Equipment, Instruments & Components—2.4%
Cogent, Inc.*	14,400	145,440
Itron, Inc.*	3,400	218,076
		363,516
Semiconductors & Semiconductor Equipment—8.1%
Lam Research Corp.*	4,700	160,552
Teradyne, Inc.*	25,600	236,800
TriQuint Semiconductor, Inc.*	39,900	308,028
Varian Semiconductor Equipment Associates, Inc.*	5,100	167,484
Veeco Instruments, Inc.*	9,300	216,876
Volterra Semiconductor Corp.*	6,100	112,057
		1,201,797
Software—9.2%
Jack Henry & Associates, Inc.	6,300	147,861
Net 1 UEPS Technologies, Inc.*	10,000	209,600
Nuance Communications, Inc.*	19,600	293,216
Smith Micro Software, Inc.*	19,600	242,256
Solera Holdings, Inc.	5,900	183,549
Sybase, Inc.*	7,400	287,860
		1,364,342
Total Information Technology		4,796,924

Total Common Stocks
(Cost—$12,728,613)		14,861,187

	Principal
	Amount	Value
Short-Term Securities—1.8%
Repurchase Agreement**—1.8%
UBS Securities LLC, 0.07%, dated
09/30/09, due 10/01/09, total to be
received $268,239
(Cost—$268,238)	$268,238	$268,238
Total Investments—101.5%
(Cost $12,996,851)		15,129,425
Liabilities in Excess of Other Assets—(1.5)%		(227,642)
Net Assets—100.0%		$14,901,783
____________________

*	Non-income producing security.
**	The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices as of September 30, 2009. The investment in the repurchase agreement is through participation in a tri-party arrangement.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Fixed Income Investments—95.7%
Consumer Discretionary—16.2%
Auto Components—0.7%
Cooper-Standard Automotive, Inc.
8.38% due 12/15/14(a)	D	$75,000	$11,250
Goodyear Tire & Rubber Co., (The)
10.50% due 05/15/16	B+	25,000	27,125
Stanadyne Corp.
10.00% due 08/15/14	CCC	25,000	21,000
			59,375
Automobiles—0.3%
Ford Motor Co.
7.45% due 07/16/31	CCC-	25,000	20,250
Hotels, Restaurants & Leisure—4.4%
Boyd Gaming Corp.
7.13% due 02/01/16	B+	50,000	44,000
Downstream Development
Authority of the Quapaw Tribe
of Oklahoma
12.00% due 10/15/15(b)	B-	25,000	19,375
Gaylord Entertainment Co.
8.00% due 11/15/13	B-	50,000	51,250
Isle of Capri Casinos, Inc.
7.00% due 03/01/14	CCC+	50,000	44,500
Scientific Games Corp.
6.25% due 12/15/12	BB-	75,000	72,750
Snoqualmie Entertainment
Authority
9.13% due 02/01/15(b)	CCC	50,000	26,500
Speedway Motorsports, Inc.
8.75% due 06/01/16(b)	BB	25,000	26,000
Starwood Hotels & Resorts
Worldwide, Inc.
6.25% due 02/15/13	BB	25,000	24,625
Turning Stone Resort Casino
Enterprise
9.13% due 09/15/14(b)	B+	50,000	47,750
			356,750
Household Durables—0.9%
D.R. Horton Inc.
2.00% due 05/15/14(c)	BB-	15,000	17,138
Whirlpool Corp.
8.60% due 05/01/14	BBB-	50,000	55,931
			73,069
Internet & Catalog Retail—0.3%
Expedia, Inc.
8.50% due 07/01/16(b)	BB	25,000	26,375
Leisure Equipment & Products—0.7%
Mattel, Inc.
5.63% due 03/15/13	BBB-	50,000	52,411
Media—4.4%
Affinion Group, Inc.
11.50% due 10/15/15	B-	50,000	51,375
CBS Corp
8.88% due 05/15/19	BBB-	25,000	27,573
CCH I Holdings LLC
11.00% due 10/01/15(a)	D	134,000	24,790
11.75% due 05/15/14(a)	D	50,000	500
DigitalGlobe, Inc.
10.50% due 05/01/14(b)	BB	50,000	52,999
DirecTV Holdings LLC/DirecTV
Financing Co., Inc.
6.38% due 06/15/15	BBB-	25,000	25,313
Echostar DBS Corp.
7.13% due 02/01/16	BB-	50,000	49,625
Interpublic Group of Cos., Inc.
6.25% due 11/15/14	B+	35,000	33,119
10.00% due 07/15/17(b)	B+	25,000	27,000
Omnicom Group, Inc.
0.00% due 07/01/38(c)(d)	A-	35,000	34,563
WMG Acquisition Corp.
7.38% due 04/15/14	B	25,000	23,938
			350,795
Specialty Retail—3.0%
Brookstone Co., Inc.
12.00% due 10/15/12	CCC-	25,000	11,250
J.C. Penney Corp., Inc.
6.88% due 10/15/15	BB	25,000	24,750
7.95% due 04/01/17	BB	25,000	25,875
Limited Brands, Inc.
6.90% due 07/15/17	BB	25,000	23,574
Macy's Retail Holdings, Inc.
5.90% due 12/01/16	BB	50,000	45,810
6.38% due 03/15/37	BB	25,000	19,696
Nordstrom, Inc.
6.25% due 01/15/18	BBB+	50,000	51,822
Saks, Inc.
7.50% due 12/01/13(b)(c)	NR†	10,000	14,838
Toys R Us Property Co. I LLC
10.75% due 07/15/17(b)	B+	25,000	26,875
			244,490
Textiles, Apparel & Luxury Goods—1.5%
INVISTA
9.25% due 05/01/12(b)	B	65,000	65,000
Levi Strauss & Co.
8.88% due 04/01/16	B+	54,000	54,675
			119,675
Total Consumer Discretionary			1,303,190

Consumer Staples—5.3%
Beverages—0.3%
Constellation Brands, Inc.
7.25% due 05/15/17	BB	25,000	24,875
Food & Staples Retailing—2.5%
Duane Reade, Inc.
11.75% due 08/01/15(b)	B-	25,000	26,250
Ingles Markets, Inc.
8.88% due 05/15/17	BB-	50,000	51,250
Rite Aid Corp.
9.38% due 12/15/15	CCC	25,000	20,313
Stater Brothers Holdings
8.13% due 06/15/12	B+	55,000	55,274

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
SUPERVALU, Inc.
7.50% due 11/15/14	B+	$50,000	$50,250
			203,337
Food Products—1.3%
Archer-Daniels-Midland Co.
0.88% due 02/15/14(c)	A	50,000	48,875
Bunge NA Finance LP
5.90% due 04/01/17	BBB-	25,000	24,717
General Mills, Inc.
5.20% due 03/17/15	BBB+	25,000	27,029
			100,621
Personal Products—1.2%
Elizabeth Arden, Inc.
7.75% due 01/15/14	B	100,000	95,000
Total Consumer Staples			423,833

Energy—14.1%
Energy Equipment & Services—1.7%
Dresser-Rand Group, Inc.
7.38% due 11/01/14	BB-	47,000	46,060
Hanover Compressor Co.
4.75% due 01/15/14(c)	BB	20,000	18,050
Hornbeck Offshore Services, Inc.
8.00% due 09/01/17(b)	BB-	25,000	24,625
Key Energy Services, Inc.
8.38% due 12/01/14	BB-	25,000	23,750
National Oilwell Varco, Inc.
6.13% due 08/15/15	BBB+	25,000	25,465
			137,950
Oil, Gas & Consumable Fuels—12.4%
Cameron International Corp.
6.38% due 07/15/18	BBB+	100,000	105,945
Chesapeake Energy Corp.
7.00% due 08/15/14	BB	50,000	48,375
Cie Generale de Geophysique-Veritas
7.75% due 05/15/17	BB	25,000	24,813
Cimarex Energy Co.
7.13% due 05/01/17	BB	75,000	69,750
Complete Production Services, Inc.
8.00% due 12/15/16	B+	25,000	22,750
El Paso Corp.
7.25% due 06/01/18	BB-	50,000	49,179
8.25% due 02/15/16	BB-	25,000	25,625
Ferrellgas Escrow LLC/Ferrellgas
Finance Escrow Corp.
6.75% due 05/01/14	B+	40,000	38,050
Forest Oil Corp.
7.25% due 06/15/19	BB-	75,000	70,124
Foundation PA Coal Co. LLC
7.25% due 08/01/14	BB	25,000	24,844
Inergy LP/Inergy Finance Corp.
8.25% due 03/01/16	B+	75,000	75,374
KCS Energy, Inc.
7.13% due 04/01/12	B	25,000	24,750
Kerr-McGee Corp.
6.95% due 07/01/24	BBB-	35,000	37,473
MarkWest Energy Partners
LP/MarkWest Energy Finance Corp.
6.88% due 11/01/14	B+	30,000	28,200
8.50% due 07/15/16	B+	25,000	24,750
Newfield Exploration Co.
7.13% due 05/15/18	BB-	25,000	24,938
Northwest Pipeline GP
7.00% due 06/15/16	BBB-	50,000	56,883
Peabody Energy Corp.
7.38% due 11/01/16	BB+	25,000	25,250
Quicksilver Resources, Inc.
8.25% due 08/01/15	B	50,000	48,750
Range Resources Corp.
7.25% due 05/01/18	BB	25,000	24,500
7.38% due 07/15/13	BB	25,000	25,188
Tennessee Gas Pipeline Co.
7.50% due 04/01/17	BB	40,000	44,833
Tesoro Corp.
9.75% due 06/01/19	BB+	50,000	52,000
Williams Partners LP/Williams
Partners Finance Corp.
7.25% due 02/01/17	BBB-	25,000	24,568
			996,912
Total Energy			1,134,862

Financials—5.1%
Capital Markets—0.9%
Lazard Group LLC
7.13% due 05/15/15	BBB-	25,000	25,249
Nuveen Investments, Inc.
10.50% due 11/15/15(b)	CCC	25,000	21,625
Raymond James Financial, Inc.
8.60% due 08/15/19	BBB	25,000	27,607
			74,481
Commercial Banks—0.3%
National City Corp.
4.00% due 02/01/11(c)	A	25,000	25,188
Consumer Finance—1.2%
Ford Motor Credit Co. LLC
7.25% due 10/25/11	CCC+	100,000	97,121
Diversified Financial Services—0.6%
JPMorgan Chase & Co.
7.90% due 04/30/18(e)(f)	BBB+	25,000	24,005
Royal Bank of Scotland Group PLC
5.00% due 11/12/13	NR†	25,000	22,925
			46,930
Insurance—0.6%
MetLife, Inc.
5.00% due 06/15/15	A-	25,000	26,108
USI Holdings Corp.
4.32% due 11/15/14(b)(f)	CCC	25,000	20,781
			46,889
Real Estate Investment Trusts (REITs)—1.5%
Host Hotels & Resorts LP
7.00% due 08/15/12	BB+	55,000	55,480

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
ProLogis
2.25% due 04/01/37(c)	BBB-	$50,000	$45,062
5.63% due 11/15/16	BBB-	25,000	22,432
			122,974
Thrifts & Mortgage Finance—0.0%
Washington Mutual Bank NV
6.88% due 06/15/11(a)	NR†	50,000	125
Total Financials			413,708

Health Care—10.1%
Biotechnology—2.0%
Bio-Rad Laboratories, Inc.
6.13% due 12/15/14	BB+	75,000	72,937
8.00% due 09/15/16(b)	BB+	25,000	25,938
Gilead Sciences, Inc.
0.63% due 05/01/13(c)	NR†	50,000	65,312
			164,187
Health Care Equipment & Supplies—1.3%
Biomet, Inc.
10.00% due 10/15/17	B-	75,000	79,875
VWR Funding, Inc.
10.25% due 07/15/15 PIK	B-	25,000	22,813
			102,688
Health Care Providers & Services—5.0%
Bausch & Lomb, Inc.
9.88% due 11/01/15	B	25,000	26,188
DaVita, Inc.
7.25% due 03/15/15	B	75,000	74,249
Express Scripts, Inc.
6.25% due 06/15/14	BBB	25,000	27,474
HCA, Inc.
9.13% due 11/15/14	BB-	75,000	77,437
8.50% due 04/15/19(b)	BB	25,000	26,125
Select Medical Corp.
7.63% due 02/01/15	CCC	25,000	23,406
Sun Healthcare Group, Inc.
9.13% due 04/15/15	CCC+	50,000	49,750
United Surgical Partners
International, Inc.
8.88% due 05/01/17	CCC+	50,000	49,125
Vanguard Health Holding Co. II LLC
9.00% due 10/01/14	CCC+	50,000	51,000
			404,754
Pharmaceuticals—1.8%
Axcan Intermediate Holdings, Inc.
12.75% due 03/01/16	B	25,000	27,000
BioMarin Pharmaceutical, Inc.
2.50% due 03/29/13(c)	B-	20,000	24,800
Teva Pharmaceutical Finance Co. BV
1.75% due 02/01/26(c)	BBB+	50,000	58,438
Warner Chilcott Corp.
8.75% due 02/01/15	B+	32,000	32,800
			143,038
Total Health Care			814,667

Industrials—14.6%
Aerospace & Defense—2.8%
Esterline Technologies Corp.
6.63% due 03/01/17	BB	25,000	24,000
GenCorp, Inc.
2.25% due 11/15/24(c)	CCC-	25,000	20,375
Honeywell International, Inc.
5.30% due 03/01/18	A	50,000	53,823
L-3 Communications Corp.
6.38% due 10/15/15	BB+	75,000	75,750
L-3 Communications Holdings, Inc.
3.00% due 08/01/35(c)	BB+	50,000	51,250
			225,198
Building Products—0.3%
Owens Corning
9.00% due 06/15/19	BBB-	25,000	26,850
Commercial Services & Supplies—3.1%
Aleris International, Inc.
10.00% due 12/15/16(a)	D	45,000	45
Bristow Group, Inc.
6.13% due 06/15/13	BB	100,000	95,624
Ceridian Corp.
11.25% due 11/15/15(g)	CCC+	25,000	22,406
Corrections Corp of America
7.75% due 06/01/17	BB	35,000	36,138
CRA International, Inc.
2.88% due 06/15/34(c)	NR†	45,000	43,988
RSC Equipment Rental, Inc.
9.50% due 12/01/14	B-	50,000	48,250
			246,451
Construction & Engineering—0.3%
MasTec, Inc.
7.63% due 02/01/17	B+	25,000	23,500
Electrical Equipment—4.9%
Baldor Electric Co.
8.63% due 02/15/17	B	75,000	76,125
Belden, Inc.
7.00% due 03/15/17	B+	50,000	47,563
Evergreen Solar, Inc.
4.00% due 07/15/13(c)	NR†	20,000	8,000
Fisher Scientific International, Inc.
3.25% due 03/01/24(c)	BBB+	25,000	31,063
General Cable Corp.
1.00% due 10/15/12(c)	B+	50,000	42,750
Roper Industries, Inc.
0.00% due 01/15/34(c)(g)	BB+	100,000	63,000
Sensus USA, Inc.
8.63% due 12/15/13	B-	100,000	98,999
SunPower Corp.
4.75% due 04/15/14(c)	NR†	20,000	25,700
			393,200
Industrial Conglomerates—1.1%
Park-Ohio Industries, Inc.
8.38% due 11/15/14	CCC+	50,000	38,500
RBS Global, Inc./Rexnord LLC
9.50% due 08/01/14	B-	50,000	48,500
			87,000

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Machinery—1.3%
Actuant Corp.
6.88% due 06/15/17	BB-	$25,000	$23,250
Gardner Denver, Inc.
8.00% due 05/01/13	BB	50,000	48,000
Ingersoll-Rand Global Holding Co. Ltd.
4.50% due 04/15/12(c)	BBB+	5,000	9,075
Mueller Water Products, Inc.
7.38% due 06/01/17	B-	25,000	21,781
			102,106
Professional Services—0.5%
FTI Consulting, Inc.
3.75% due 07/15/12(c)	BB-	30,000	43,913
Road & Rail—0.3%
United Rentals North America, Inc.
10.88% due 06/15/16(b)	B	25,000	26,750
Total Industrials			1,174,968

Information Technology—5.8%
Communications Equipment—1.9%
CC Holdings GS V LLC/Crown
Castle GS III Corp
7.75% due 05/01/17(b)	BB	50,000	51,749
Ciena Corp.
0.25% due 05/01/13(c)	B+	50,000	39,938
JDS Uniphase Corp.
1.00% due 05/15/26(c)	NR†	25,000	21,000
SBA Communications Corp.
4.00% due 10/01/14(b)(c)	NR†	30,000	33,375
			146,062
Computers & Peripherals—1.1%
Cadence Design Systems, Inc.
1.38% due 12/15/11(c)	NR†	25,000	22,781
EMC Corp.
1.75% due 12/01/11(c)	A-	25,000	30,188
SanDisk Corp.
1.00% due 05/15/13(c)	B	50,000	38,875
			91,844
IT Services—0.3%
First Data Corp.
9.88% due 09/24/15	B-	25,000	23,094
Semiconductors & Semiconductor
Equipment—1.3%
Advanced Micro Devices, Inc.
5.75% due 08/15/12(c)	CCC+	25,000	20,969
7.75% due 11/01/12	CCC+	50,000	44,999
Freescale Semiconductor, Inc.
8.88% due 12/15/14	CCC	25,000	19,125
Intel Corp.
2.95% due 12/15/35(c)	A-	25,000	22,313
			107,406
Software—1.2%
Symantec Corp.
0.75% due 06/15/11(c)	NR†	50,000	52,750
Vangent, Inc.
9.63% due 02/15/15	B-	50,000	46,563
			99,313
Total Information Technology			467,719

Materials—9.8%
Chemicals—2.1%
Airgas, Inc.
7.13% due 10/01/18(b)	BBB-	25,000	25,781
Equistar Chemicals LP
7.55% due 02/15/26(a)	D	25,000	16,875
Ferro Corp.
6.50% due 08/15/13(c)	CCC-	20,000	17,700
Mosaic Global Holdings, Inc.
7.30% due 01/15/28	BBB-	50,000	50,007
Nalco Co.
8.25% due 05/15/17(b)	BB-	25,000	26,250
Rockwood Specialties Group, Inc.
7.50% due 11/15/14	B-	30,000	29,850
			166,463
Containers & Packaging—3.8%
Crown Cork & Seal Co., Inc.
7.38% due 12/15/26	B+	150,000	132,374
Graphic Packaging International, Inc.
9.50% due 08/15/13	B-	75,000	77,250
Jefferson Smurfit Corp. U.S.
7.50% due 06/01/13(a)	D	65,000	46,069
Solo Cup Co.
8.50% due 02/15/14	CCC+	25,000	23,875
Vitro SAB de CV
9.13% due 02/01/17(a)	NR†	50,000	23,875
			303,443
Metals & Mining—3.3%
Allegheny Ludlum Corp.
6.95% due 12/15/25	BBB-	25,000	22,531
ArcelorMittal
5.00% due 05/15/14(c)	BBB	15,000	21,656
Freeport-McMoRan Copper & Gold, Inc.
8.25% due 04/01/15	BBB-	50,000	53,188
Newmont Mining Corp.
1.25% due 07/15/14(c)	BBB+	40,000	47,600
3.00% due 02/15/12(c)	BBB+	20,000	24,000
Noranda Aluminium Acquisition Corp.
5.41% due 05/15/15(f) PIK	D	51,836	36,544
Teck Resources Ltd.
10.75% due 05/15/19	BB+	50,000	58,126
			263,645
Paper & Forest Products—0.6%
Georgia-Pacific LLC
8.25% due 05/01/16(b)	BB-	50,000	51,875
Total Materials			785,426

Telecommunication Services—6.1%
Diversified Telecommunication Services—3.8%
Hughes Network Systems
LLC/HNS Finance Corp.
9.50% due 04/15/14	B	50,000	50,250

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust—
Roszel/Lord Abbett Bond Debenture Portfolio
Schedule of Investments as of September 30, 2009 (Unaudited)	(in U.S. dollars)

	S&P	Principal
	Rating	Amount	Value
Syniverse Technologies, Inc.
7.75% due 08/15/13	B	$75,000	$69,469
Virgin Media Finance plc
9.50% due 08/15/16	B	100,000	105,249
Virgin Media, Inc.
6.50% due 11/15/16(b)(c)	B-	35,000	36,663
Windstream Corp.
7.00% due 03/15/19	BB	50,000	46,750
			308,381
Wireless Telecommunication
Services—2.3%
iPCS, Inc.
3.73% due 05/01/14(f) PIK	CCC+	50,656	38,752
MetroPCS Wireless, Inc.
9.25% due 11/01/14	B	50,000	51,125
Sprint Capital Corp.
6.90% due 05/01/19	BB	75,000	67,125
Sprint Nextel Corp.
8.38% due 08/15/17	BB	25,000	24,875
			181,877
Total Telecommunication Services			490,258

Utilities—8.6%
Electric Utilities—6.2%
Central Illinois Light Co.
8.88% due 12/15/13	BBB+	50,000	57,101
Dynegy Holdings, Inc.
8.38% due 05/01/16	B	100,000	93,500
Edison Mission Energy
7.00% due 05/15/17	B	50,000	41,750
Nevada Power Co.
5.88% due 01/15/15	BBB	100,000	106,533
Nisource Finance Corp.
6.15% due 03/01/13	BBB-	20,000	20,943
Northeast Utilities
5.65% due 06/01/13	BBB-	50,000	51,626
PSEG Power LLC
5.32% due 09/15/16(b)	BBB	61,875	63,435
Texas Competitive Electric
Holdings Co. LLC
10.25% due 11/01/15(g)	CCC	85,000	61,200
			496,088
Gas Utilities—1.1%
National Fuel Gas Co.
6.50% due 04/15/18	BBB	80,000	85,050
Independent Power Producers & Energy Traders—1.3%
Mirant Americas Generation LLC
9.13% due 05/01/31	B-	100,000	83,500
NRG Energy, Inc.
7.25% due 02/01/14	BB-	25,000	24,563
			108,063
Total Utilities			689,201

Total Fixed Income Investments
(Cost $7,983,109)			7,697,832

	Shares	Value
Convertible Preferred Stocks—3.6%
Energy—1.1%
Oil, Gas & Consumable Fuels—1.1%
El Paso Corp	50	$46,188
Williams Cos., Inc	500	41,656
Total Energy		87,844

Financials—1.5%
Commercial Banks—1.2%
Wells Fargo & Co.	100	89,300
Diversified Financial Services—0.3%
AMG Capital Trust I	750	27,984
Thrifts & Mortgage Finance—0.0%
Federal National Mortgage Association	500	1,200
Total Financials		118,484

Health Care—0.6%
Pharmaceuticals—0.6%
Mylan, Inc	50	51,780

Materials—0.4%
Metals & Mining—0.4%
Freeport-McMoRan Copper & Gold, Inc	300	30,900
Total Convertible Preferred Stocks
(Cost—$290,737)		289,008

Common Stocks—0.7%
Consumer Discretionary—0.7%
Media—0.7%
CCH (New) Class A*
(Cost $57,113)	3,046	57,113

Total Investments—100.0%
(Cost $8,330,959)		8,043,953
Other Assets Less Liabilities—0.0%		3,201
Net Assets—100.0%		$8,047,154

†	Not rated by Standard & Poor's Corporation.
*	Non-income producing security.
(a)	Security in default.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Convertible bond.
(d)	Zero coupon security - rate disclosed is yield as of September 30, 2009.
(e)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of September 30, 2009.
(f)	Floating / Variable rate bond - rate disclosed is as of September 30, 2009.
(g)	Step Bond - coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2009.

Glossary:
PIK—Payment in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.

See Notes to Schedule of Investments.

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited)

Valuation of investments—Portfolio securities are valued most often on the basis of market quotations. Equity securities and other investments listed on any US or foreign stock exchange or the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the official closing price on that exchange or the official closing price on the NASDAQ on the valuation day. Securities of foreign issuers generally are valued on the basis of quotation from the primary market in which they are traded. Over-the-counter securities not quoted on NASDAQ are valued at the last sale price on the valuation day. Income-bearing securities with a maturity of 61 days or more are valued using dealer supplied quotations or prices supplied by qualified pricing services selected by J. P. Morgan Investor Services Co. (the “Administrator”) pursuant to procedures established by the Trust’s Board of Trustees (the “Board”). These prices are derived from the pricing services pricing model. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/ dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short term debt securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates market value. Investments in other investment companies are valued at the daily closing net asset value of the respective investment company.

If quotations are not readily available for a security, or if the Advisor or Administrator believes that the quotation or other market price for a security does not represent its fair value, the Valuation Committee of the Trust may value the security using procedures approved by the Trust’s Board that are designed to establish the security’s fair value (“valuation procedures”). While the valuation procedures may be used to value any security, most often they are used to establish the values of small capitalization securities, lower-rated securities or securities of foreign issuers. The Advisor relies on its valuation procedures in connection with securities of foreign issuers whose principal trading market is outside the U.S. and/or are non-U.S. dollars securities. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). From time to time, events occur that affect foreign issuers or securities after the close of trading in the securities but before the close of business on the NYSE. In these situations, the fair value of the security as determined using the valuation procedures may be different from the last available quotation or other market price. The valuation procedures for securities of foreign issuers and/or non-U.S. dollars securities will, in most cases, include consultation with an independent fair value pricing service. Determining the fair value of securities involves consideration of objective factors as well as the application of subjective judgments about issuers and the markets in which they are traded. A number of methodologies are available for determining the value of securities for which there is no clear market value or for which after-market events make prior market values unreliable. The value established by the Valuation Committee of the Trust under the valuation procedures for any security may vary from the last quoted sale price or the market close price, or from the value given to the same security by an independent pricing service, other financial institutions or investment managers or the Valuation Committee itself had it used a different methodology to value the security. The Trust and the Advisor cannot assure that a security can be sold at the fair value assigned to it at any time.

Furthermore, in addition to the fair valuation policies described above, and in accordance with procedures adopted by the Board, the Roszel/JPMorgan International Equity Portfolio applies fair value pricing on a daily basis for equity securities held in its portfolio by utilizing the quotations of an independent pricing service, unless the Portfolio’s advisor determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Roszel/JPMorgan International Equity Portfolio calculates its net asset value.

The Portfolios adopted the Financial Accounting Standards Board’s Accounting Standards CodificationTM (“ASC”), Fair Value Measurements and Disclosures (“ASC 820”), (formerly known as FAS 157), effective January 1, 2008. ASC 820 establishes a framework for measuring fair value and expands disclosure surrounding the various inputs that are used in determining the value of the Portfolios’ investments. These inputs are summarized into the three broad levels listed below:

• Level 1 —	Quoted prices in active markets for identical securities.
• Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 —	Significant unobservable inputs (including Portfolios’ own assumptions in determining the fair value of investments).

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

The following is a summary of the inputs used to value the Portfolio's net assets as of September 30, 2009.

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Portfolio/Investment Type	(Level 1)	(Level 2)	(Level 3)	Total
Roszel/Lord Abbett Large Cap Value Portfolio
Common Stocks	$2,966,712	$—	$—	$2,966,712
Short-Term Securities	—	27,722	—	27,722
Total Investments	$2,966,712	$27,722	$—	$2,994,434

Roszel/Davis Large Cap Value Portfolio
Common Stocks	$918,956	$—	$—	$918,956
Short-Term Securities	—	56,791	—	56,791
Total Investments	$918,956	$56,791	$—	$975,747

Roszel/BlackRock Equity Dividend Portfolio
Common Stocks	$3,819,286	$—	$—	$3,819,286
Short-Term Securities	—	285,560	—	285,560
Total Investments	$3,819,286	$285,560	$—	$4,104,846

Roszel/Fayez Sarofim Large Cap Core Portfolio
Common Stocks	$1,108,147	$—	$—	$1,108,147
Short-Term Securities	—	32,898	—	32,898
Total Investments	$1,108,147	$32,898	$—	$1,141,045

Roszel/AllianceBernstein Large Cap Core Portfolio
Common Stocks	$616,140	$—	$—	$616,140
Short-Term Securities	—	4,928	—	4,928
Total Investments	$616,140	$4,928	$—	$621,068

Roszel/Santa Barbara Conservative Growth Portfolio
Common Stocks	$2,734,157	$—	$—	$2,734,157
Total Investments	$2,734,157	$—	$—	$2,734,157

Roszel/Marsico Large Cap Growth Portfolio
Common Stocks	$4,969,031	$—	$—	$4,969,031
Preferred Stocks	32,383	—	—	32,383
Short-Term Securities	—	589,306	—	589,306
Total Investments	$5,001,414	$589,306	$—	$5,590,720

Roszel/Allianz NFJ Mid Cap Value Portfolio
Common Stocks	$872,057	$—	$—	$872,057
Short-Term Securities	—	10,333	—	10,333
Total Investments	$872,057	$10,333	$—	$882,390

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Portfolio/Investment Type/Sector	(Level 1)	(Level 2)	(Level 3)	Total
Roszel/Cadence Mid Cap Growth Portfolio
Common Stocks	$611,518	$—	$—	$611,518
Short-Term Securities	—	18,673	—	18,673
Total Investments	$611,518	$18,673	$—	$630,191

Roszel/NWQ Small Cap Value Portfolio
Common Stocks	$1,484,288	$—	$—	$1,484,288
Total Investments	$1,484,288	$—	$—	$1,484,288

Roszel/Delaware Small-Mid Cap Growth Portfolio
Common Stocks	$794,896	$—	$—	$794,896
Rights	290	—	—	290
Total Investments	$795,186	$—	$—	$795,186

Roszel/Lazard International Portfolio
Common Stocks	$1,485,443	$16,943	$—	$1,502,386
Short-Term Securities	—	59,635	—	59,635
Total Investments	$1,485,443	$76,578	$—	$1,562,021

Roszel/JPMorgan International Equity Portfolio
Common Stocks, by Sector:
Consumer Discretionary	$—	$148,315	$—	$148,315
Consumer Staples	8,865	135,391	—	144,256
Energy	22,163	120,592	—	142,755
Financials	—	363,131	—	363,131
Health Care	13,146	135,245	—	148,391
Industrials	8,285	151,830	—	160,115
Information Technology	9,700	102,536	—	112,236
Materials	16,677	119,504	—	136,181
Telecommunication Services	8,810	76,784	—	85,594
Utilities	—	36,657	—	36,657
Rights, by Sector:
Financials	—	675	—	675
Short-Term Securities
Investment Companies	—	33,022	—	33,022
Total Investments	$87,646	$1,423,682	$—	$1,511,328

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Portfolio/Investment Type/Sector	(Level 1)	(Level 2)	(Level 3)	Total
Roszel/BlackRock Fixed-Income Portfolio
Fixed Income Investments
Asset Backed Securities	$—	$185,109	$—	$185,109
Consumer Discretionary	—	181,079	—	181,079
Consumer Staples	—	60,702	—	60,702
Energy	—	90,507	—	90,507
Financials	—	907,428	—	907,428
Health Care	—	43,152	—	43,152
Industrials	—	17,530	—	17,530
Information Technology	—	47,184	—	47,184
Supranational	—	25,260	—	25,260
Telecommunication Services	—	138,349	—	138,349
Utilities	—	72,472	—	72,472
U.S. Government Securities	—	6,797,237	—	6,797,237
Total Fixed Income Investments	—	8,566,009	—	8,566,009
Short-Term Securities
Repurchase Agreements	—	85,245	—	85,245
Total Investments	$—	$8,651,254	$—	$8,651,254

Roszel/Lord Abbett Affiliated Portfolio
Common Stocks	$16,012,533	$—	$—	$16,012,533
Short-Term Securities	—	1,062,582	—	1,062,582
Total Investments	$16,012,533	$1,062,582	$—	$17,075,115

Roszel/Allianz CCM Capital Appreciation Portfolio
Common Stocks	$41,686,749	$—	$—	$41,686,749
Short-Term Securities	—	685,923	—	685,923
Total Investments	$41,686,749	$685,923	$—	$42,372,672

Roszel/Lord Abbett Mid Cap Value Portfolio
Common Stocks	$29,129,167	$—	$—	$29,129,167
Short-Term Securities	—	526,733	—	526,733
Total Investments	$29,129,167	$526,733	$—	$29,655,900

Roszel/Seligman Mid Cap Growth Portfolio
Common Stocks	$10,621,124	$—	$—	$10,621,124
Short-Term Securities	—	2,317,315	—	2,317,315
Total Investments	$10,621,124	$2,317,315	$—	$12,938,439

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Portfolio/Investment Type/Sector	(Level 1)	(Level 2)	(Level 3)	Total
Roszel/Allianz NFJ Small Cap Value Portfolio
Common Stocks	$34,199,833	$—	$—	$34,199,833
Short-Term Securities	—	1,731,525	—	1,731,525
Total Investments	$34,199,833	$1,731,525	$—	$35,931,358

Roszel/JPMorgan Small Cap Growth Portfolio
Common Stocks	$13,065,815	$—	$—	$13,065,815
Total Investments	$13,065,815	$—	$—	$13,065,815

Roszel/Delaware Trend Portfolio
Common Stocks	$14,861,187	$—	$—	$14,861,187
Short-Term Securities	—	268,238	—	268,238
Total Investments	$14,861,187	$268,238	$—	$15,129,425

Roszel/Lord Abbett Bond Debenture Portfolio
Common Stocks
Consumer Discretionary	$57,113	$—	$—	$57,113
Convertible Preferred Stocks
Energy	—	87,844	—	87,844
Financials	90,500	27,984	—	118,484
Health Care	51,780	—	—	51,780
Materials	30,900	—	—	30,900
Total Convertible Preferred Stocks	173,180	115,828	—	289,008
Fixed Income Investments
Consumer Discretionary	—	1,303,190	—	1,303,190
Consumer Staples	—	423,833	—	423,833
Energy	—	1,134,862	—	1,134,862
Financials	—	413,708	—	413,708
Health Care	—	814,667	—	814,667
Industrials	—	1,174,968	—	1,174,968
Information Technology	—	467,719	—	467,719
Materials	—	785,426	—	785,426
Telecommunication Services	—	490,258	—	490,258
Utilities	—	689,201	—	689,201
Total Fixed Income Investments	—	7,697,832	—	7,697,832
Total Investments	$230,293	$7,813,660	$—	$8,043,953

At January 1, 2009 and September 30, 2009 there were no Level 3 Portfolio investments for which significant unobservable inputs were used to determine fair value.

MLIG Variable Insurance Trust
Notes to Schedule of Investments (Unaudited) (continued)

As of September 30, 2009, the gross unrealized appreciation (depreciation) on investments based on the aggregate cost of investments for federal income tax purposes was as follows:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Roszel/Lord Abbett Large Cap Value Portfolio	$2,835,950	$399,155	$(240,671)	$158,484
Roszel/Davis Large Cap Value Portfolio	1,034,052	72,401	(130,706)	(58,305)
Roszel/BlackRock Equity Dividend Portfolio	4,425,860	136,226	(457,240)	(321,014)
Roszel/Fayez Sarofim Large Cap Core Portfolio	1,163,306	77,051	(99,312)	(22,261)
Roszel/AllianceBernstein Large Cap Core Portfolio	507,849	117,653	(4,434)	113,219
Roszel/Santa Barbara Conservative Growth Portfolio	2,555,779	302,406	(124,028)	178,378
Roszel/Marsico Large Cap Growth Portfolio	5,051,967	652,954	(114,201)	538,753
Roszel/Allianz NFJ Mid Cap Value Portfolio	856,314	93,724	(67,648)	26,076
Roszel/Cadence Mid Cap Growth Portfolio	535,072	101,501	(6,382)	95,119
Roszel/NWQ Small Cap Value Portfolio	1,441,233	212,793	(169,738)	43,055
Roszel/Delaware Small-Mid Cap Growth Portfolio	666,469	172,013	(43,296)	128,717
Roszel/Lazard International Portfolio	1,549,511	151,723	(139,213)	12,510
Roszel/JPMorgan International Equity Portfolio	1,641,839	125,070	(255,581)	(130,511)
Roszel/BlackRock Fixed-Income Portfolio	8,347,600	350,166	(46,512)	303,654
Roszel/Lord Abbett Affiliated Portfolio	14,846,261	2,286,083	(57,229)	2,228,854
Roszel/Allianz CCM Capital Appreciation Portfolio	37,175,874	5,827,673	(630,875)	5,196,798
Roszel/Lord Abbett Mid Cap Value Portfolio	25,115,667	4,981,550	(441,317)	4,540,233
Roszel/Seligman Mid Cap Growth Portfolio	10,823,857	2,291,811	(177,229)	2,114,582
Roszel/Allianz NFJ Small Cap Value Portfolio	27,234,479	9,038,571	(341,692)	8,696,879
Roszel/JPMorgan Small Cap Growth Portfolio	11,840,693	1,950,970	(725,848)	1,225,122
Roszel/Delaware Trend Portfolio	12,996,851	2,819,681	(687,107)	2,132,574
Roszel/Lord Abbett Bond Debenture Portfolio	8,330,959	418,843	(705,849)	(287,006)

Subsequent Event:

The Board announced on July 16, 2009 that it had determined to liquidate each of the Portfolios of the Trust. The Portfolios were liquidated on October 23, 2009. The Board’s decision was based on a recommendation from the Advisor. The Board carefully considered, among other things, current market conditions, the inability of the Portfolios to attract significant market interest, their future viability, as well as prospects for growth in the Portfolios’ assets in the foreseeable future. The Board thereafter determined that it was advisable and in the best interests of the Portfolios and their shareholders to liquidate the Portfolios.

Item 2. Controls and Procedures.

(a)

The Registrant's principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

              Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLIG Variable Insurance Trust

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
November 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Deborah J. Adler
Deborah J. Adler
President
November 17, 2009

By:	/s/ Ann Strootman
Ann Strootman
Treasurer and Chief Financial Officer
November 17, 2009